LORD ABBETT     Investment Trust
                o U.S. Government Securities Series
                o Limited Duration U.S. Government Securities Series
                o Balanced Series
                o High Yield Fund

                                                              2000 Annual Report




                                                               [GRAPHIC OMITTED]



                                                        Four portfolios to help
                                                        you meet your goals



                                     [LOGO]

Report to Shareholders
For the Fiscal Year Ended November 30, 2000



[PHOTO]



/s/ Robert S. Dow
--------------------
Robert S. Dow
Chairman


December 8, 2000

Table of Contents

U.S. Government Securities Series
--------------------------------------------------------------------------------
About the Series                                                          2
Schedule of Investments                                                   5

Limited Duration U.S. Government Securities Series
--------------------------------------------------------------------------------
About the Series                                                          4
Schedule of Investments                                                   9

Balanced Series
--------------------------------------------------------------------------------
About the Series                                                          4
Schedule of Investments                                                  12

High Yield Fund
--------------------------------------------------------------------------------
Schedule of Investments                                                  12

Data On All Series
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                     16
Statements of Operations                                                 17
Statements of Changes in
  Net Assets                                                          18-19
Financial Highlights                                                     20
Notes to Financial Statements                                            27


Lord Abbett Investment Trust completed its fiscal year on November 30, 2000 with combined net assets of approximately $1.40 billion. We are pleased to present you with this performance overview.

                                             Balanced Series                           U.S. Government Securities Series
                                    12 Months Ended 11/30/00                                    12 Months Ended 11/30/00
------------------------------------------------------------------------------------------------------------------------------------
                                    Class A       Class B      Class C        Class A         Class B           Class C
------------------------------------------------------------------------------------------------------------------------------------
Net asset value                     $11.64        $11.63       $11.61          $2.51           $2.52            $2.52
Dividends                           $  .60        $  .51       $  .51          $ .16           $ .14            $ .14
Capital gains distributions         $  .67        $  .67       $  .67          $  -            $   -            $   -
Total return*                         4.85%         4.22%        4.12%          8.68%           8.39%            8.38%


                                            Limited Duration
                           U.S. Government Securities Series                                               High Yield Fund
                                    12 Months Ended 11/30/00                                      12 Months Ended 11/30/00
------------------------------------------------------------------------------------------------------------------------------------

                                    Class A       Class C         Class A         Class B         Class C         Class Y
------------------------------------------------------------------------------------------------------------------------------------
Net asset value                      $4.45         $4.44           $8.39           $8.37           $8.37          $8.38
Dividends                            $ .24         $ .20           $ .93           $ .88           $ .88          $.98
Total return*                         8.03%         7.23%          -4.60%          -5.17%          -5.17%        -4.31%

*Total return is the percent change in net asset value assuming the reinvestment of all distributions.

During the fiscal year ended November 30, 2000, the U.S. Government Securities Series and the Limited Duration U.S. Government Securities Series maintained an emphasis on non-Treasury government securities or "spread products," such as U.S. government agency debt securities (e.g., Fannie Mae benchmark debentures) and mortgage-related securities (e.g., GNMAs). This decision helped us preserve the portfolios' income throughout the period since these securities generally offered higher yields than Treasuries -- without incurring a proportionate increase in credit risk.(1) We believe the combination of yield advantage plus potential price appreciation that spread products currently offer will help position the portfolios well for potentially favorable returns in the months ahead.

The management team also subtly adjusted the composition of the portfolios' allocations to agency securities throughout the year in response to changes in their relative value. For example, as GNMA securities performed well in the second quarter of 2000, we selectively sold them. During the third quarter we placed slightly more emphasis on agency securities, which then outperformed other spread products. These types of minor shifts in the portfolios'
non-Treasury holdings also generated gains for the por folios overall and contributed to the Series' positive performance for the period.




--------------------------------------------------------------------------------
                                  Lord,  Abbett & Co. is proud to  announce we
                                  have  received a DALBAR award for  providing
       ======================     consistently  good service to  shareholders,
                DALBAR            the 1999 Key  Honor  Award for  Mutual  Fund
        HONORS COMMITMENT TO:     Service.   DALBAR,   Inc.   an   independent
              INVESTORS           research  firm and  evaluator of mutual fund
                 1999             service,  presents  the  award to  financial
        =====================     services  firms  that  provide  consistently
                                  solid service to clients.

--------------------------------------------------------------------------------

The Balanced Series uses a "fund of funds" approach, which currently divides assets approximately 50-50% between Lord Abbett Affiliated Fund, Inc. (equity) and Lord Abbett Bond-Debenture Fund, Inc. (fixed income), respectively.(2) Affiliated Fund's performance for the period was favorable relative to the S&P 500/BARRA Value Index,(3) largely due to our decision to remain "defensive" in our portfolio allocation strategy. We made few changes to the portfolio, focusing instead on the stocks of companies that have reacted favorably to the present macroeconomic and market environment -- namely, a slowing U.S. economy, stabilizing interest rates and a return to fundamental value investing.

Our holdings in stocks of companies involved in the production of industrial goods and basic materials finally came into their own during the fiscal fourth quarter, many of them posting double-digit gains. These sectors contained some of our "old favorites" -- undervalued companies with strong underlying business fundamentals. Many of these names have only recently been garnering the interest of growth-weary investors.

While Lord Abbett Bond-Debenture Fund posted negative performance for the period, it significantly outperformed the Merrill Lynch High Yield Master II Index(4) for the period under review. We attribute this favorable relative performance to the portfolio's continuing focus on credit quality amidst a difficult environment for high-yield bonds overall. Our high-yield holdings(5) are predominantly characterized by companies that we believe have solid fundamentals, good revenue streams and healthy balance sheets. In addition, the portfolio's diversified mix of securities helped manage risk overall throughout the period. Finally, at the end of the fiscal year, the portfolio's mortgage-related securities -- GNMAs and FNMAs, in particular -- performed very well. As they appreciated in price to levels that we believed represented "peaks," we sold them off selectively, harvesting gains for the portfolio.

Lord Abbett High Yield Fund continued to contend with difficult conditions overall in the high-yield bond market. A stringent credit environment matched with poor liquidity in the secondary markets and negative returns plagued this asset class at large throughout the year. Despite these challenging conditions, Lord Abbett High Yield Fund outperformed the Merrill Lynch High Yield Master II Index.(4) Our heavy weighting in the bonds(5) of U.S. broadcasting and cable companies boosted overall performance since these bonds performed well this year. Also, the portfolio's underweighted position in the bonds of U.S. telecommunications and technology companies relative to the market helped boost performance. Our bonds issued by firms in the healthcare sector, including hospitals and managed care facilities, were good performers this year. These companies generally rebounded as a result of a more favorable outlook regarding government regulation in the healthcare industry and the likelihood of increased government spending to support Medicare and Medicaid.

The portfolio's energy-related bonds performed extremely well throughout the period, benefiting from the rise in oil and natural gas prices this year. However, our exposure to the automotive sector, while it was slight, detracted from performance as spending on auto-related goods and services slowed along with the U.S. economy. The portfolio's holdings in the bonds of certain U.S. technology and telecommunications companies hurt performance, because these bonds came under pressure due to tight lending conditions in the capital markets.

Although Lord Abbett High Yield Fund posted negative returns for the year, we are pleased that the Fund outperformed the asset class and the Merrill Lynch High Yield Master II Index by a significant margin. We will continue our focus on energy related bonds, and we plan to increase our exposure to healthcare bonds as they continue to perform well. Since a slowing rate of economic growth typically means a reduction in consumer spending, we will continue to avoid bonds issued by companies in retail and other sectors that are especially sensitive to consumer spending and intense price competition. Furthermore, we'll maintain our healthy weighting in the bonds of U.S. broadcasting and cable companies, which have fared well for the portfolio. We will continue to seek select opportunities among companies that we believe possess sound fundamentals, healthy balance sheets and the potential for promising returns in the months ahead.

(1) Unlike an investment in U.S. Treasury securities, an investment in the Series is neither insured nor guaranteed by the U.S. Government.
(2) The Series is actively managed and, as a result, its asset allocation may change from time to time.
(3) The S&P 500/BARRA Value Index is a market capitalization-weighted index of all stocks in the S&P 500 that have relatively low price-to-book ratios.
(4) The Merrill Lynch High Yield Master II Index is a market capitalization-weighted index of all domestic and Yankee high-yield bonds. Issues included in the Index have maturities of at least one year and have a credit rating lower than BBB-Baa3, but are not in default. For the one-year period ended 11/30/00, total return for the Index was -5.34%; -1.89% for Bond-Debenture Fund and -4.60% for High Yield Fund.
(5) High yield, lower-rated bonds are considered to be speculative with respect to the payment of interest and the return of principal and involve greater risks than higher-grade issues, in that they are especially subject to adverse changes in general market conditions and in the financial condition of the issuers, as well as price fluctuations in response to changes in interest rates.

About the U.S. Government Securities Series

Total Return is Important to Fixed-Income Investors

Over the last 10 years, an investment in the Series provided relatively stable dividend income and, assuming the reinvestment of all distributions, grew by over 99%. The Series' return surpassed the increase in inflation (as measured by the Consumer Price Index).


Lord Abbett U.S. Government Securities Series Versus Inflation.(1)(2) Growth of $100,000: 11/30/90-11/30/00. Returns at NAV, Class A shares.


The U.S.
Government
Securities
Series                          [GRAPHIC OMITTED]
Distribution
Rate on 11/30/00
was 5.91%(3)

Lord Abbett U.S. Government Securities Series           $199,049

Inflation (Consumer Price Index)                        $130,120

-------------------------------------------------------------------------------
                        Gov. Securities Series          Inflation
11/30/1990              100,000                         100,000
1991                    119,141                         102,989
1992                    127,599                         106,128
1993                    139,381                         108,968
1994                    133,458                         111,883
1995                    154,340                         114,798
1996                    156,886                         118,538
1997                    171,252                         120,702
1998                    184,784                         122,571
1999                    181,885                         125,784
11/30/2000              199,049                         130,120
-------------------------------------------------------------------------------

SEC-Required Average Annual Returns

Average annual compound returns for the periods ended December 31, 2000 at the respective Class A share maximum sales charges,(4) with all distributions reinvested:

                                                                Limited Duration
                                        U.S. Government          U.S. Government
                                   Securities Series(2)     Securities Series(5)        Balanced Series(5)      High Yield Fund(5)
------------------------------------------------------------------------------------------------------------------------------------
  1 year:                                 6.10%                    5.50%                    1.30%                  -7.70%
  5 years:                                4.55%                    4.63%                    9.36%                     --
 10 years or Life of Series:              6.60%                    4.16%                   11.42%                  -0.75%

SEC yield for the 30 days
ended 12/31/00:                           4.78%                    4.74%                    5.04%                  10.05%


The results quoted herein represent past performance which is no indication of future results. The investment return and principal value of an investment in any Series of the Trust will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Each Series issues separate classes of shares, with distinct pricing options. For a full discussion of the differences in pricing alternatives, see the Trust's current prospectus.


(1) Total return is the percent change in net asset value, assuming the reinvestment of both dividends and capital gains distributions.
(2) Lord Abbett Investment Trust-U.S. Government Securities Series, Class A, was established 1/1/82.
(3)  Based on the Class A share maximum offering price.
(4) The Class A share maximum sales charge is 5.75% for the Balanced Series, 4.75% for the U.S. Government Securities Series and High Yield Fund, and 3.25% for the Limited Duration U.S. Government Securities Series.
(5) Limited Duration U.S. Government Securities Series commenced operations 11/4/93; Balanced Series commenced operations 12/27/94; High Yield Fund commenced operations 12/31/98.

About the U.S. Government Securities Series
Annual Total Returns Based on Calendar Year(1)

                           1990      1991      1992      1993    1994      1995     1996     1997     1998      1999      2000
                                                                                                                          (Through
                                                                                                                          11/30/00)
Annual Total Return(1)     +9.3%    +16.9%    +7.1%     +9.2%     -4.3%    +15.7%   +1.7%    +9.2%    +7.9%     -1.6%     9.4%

(1) Total return reflects the percent change in value with both dividends and capital gains distributions reinvested. Results shown are at net asset value for Class A shares. For performance at the maximum Class A share sales charge, see page 2. All periods begin on 1/1 and end on 12/31.

A Portfolio of High-Quality Securities(1)

Conservative shareholders gain the comfort of owning U.S. Government securities, which are considered the top investment grade and carry the least credit risk among fixed-income securities.

Lord Abbett's Focus on Quality:


Representative Structure as of 11/30/00(1)

(1) The portfolio is actively managed and, therefore, asset allocation is subject to change.
(2) Each percentage amount shown is calculated based on the Series' holdings of long-term investments only. A security subject to principal paydowns over time (as is the case with most mortgage-related investments) is classified as long-term if the expected average time until principal payments are received, weighted by dollar amount, is greater than one year. All short-term assets, including cash and cash equivalents, are excluded from the calculation for purposes of this chart.


Who Owns the Series?

Investor Profile of Lord Abbett U.S. Government Securities Series

--------------------------------------------------------------------------------
Fiduciaries    Pension, profit-sharing & 401(k) retirement accounts   3,338
               Trusts                                                 2,779
               Custodians for minors                                  1,444
               457 & 403(b) accounts                                    934
               Estates                                                   93

--------------------------------------------------------------------------------
Institutions   Broker-held accounts                                  25,341
               Corporate organizations                                  253
               Religious, charitable & welfare organizations            188
               Financial institutions                                   129
               Clubs & fraternal organizations                           78
               Cemeteries                                                46
               Government agencies                                       26
               Colleges & universities                                   12

--------------------------------------------------------------------------------
Individuals          Single & joint accounts & IRAs                   18,315


Total Accounts in the Series on 11/30/00                              52,976

ABOUT THE LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES

The Series invests in primarily intermediate-term U.S. Government securities. As of November 30, 2000, the Series' distribution rate was competitive with the yield for 10-year Treasurys, with less price volatility than the Treasurys.(1)


Lord Abbett Limited Duration U.S. Government Securities Series(2)
Growth of $100,000 (as of 11/30/00)

THE LIMITED
DURATION U.S.
GOVERNMENT
SECURITIES
SERIES'                         [GRAPHIC OMITTED]
CLASS A SHARES
DISTRIBUTION
RATE ON 11/30/00
WAS 5.48%(3)



                3 Years                 $116,294

                Life of Series          $133,543


Total return shown, above and below, reflects the percent change in value for Class A shares with both dividends and capital gains reinvested.


ABOUT THE BALANCED SERIES

The Series allocates its assets between fixed-income securities and equity holdings, based on our economic outlook. This strategy has provided investors with strong total returns, while generating monthly income.


Lord Abbett Balanced Series(4)
Growth of $100,000 (as of 11/30/00)


THE BALANCED
SERIES' AVERAGE
ANNUAL RATE
OF TOTAL RETURN                 [GRAPHIC OMITTED]
SINCE INCEPTION:
10.62%(3)



                3 Years                 $119,274

                Life of Series          $185,433


(1) Unlike Treasury securities, an investment in the Series is neither insured nor guaranteed by the U.S. government.
(2) The Limited Duration U.S. Government Securities Series commenced operations on 11/4/93. Results reflect the deduction of the reduced 2.50% sales charge applicable to Class A share investments of $100,000-$249,999.
(3)  Based on the Class A share maximum offering price.
(4) The Balanced Series commenced operations on 12/27/94. Results reflect the deduction of the reduced 3.95% sales charge applicable to Class A share investments of $100,000-$249,000.
     For Series' performance at the respective maximum Class A share sales charges, see page 2.

                          Schedule of Investments
                          U.S. government securities series November 30, 2000


                                                                                                           Principal
                                                                                 Coupon         Maturity     Amount
                          Investments                                              Rate             Date       (000)           Value
====================================================================================================================================
Long-Term Investments 110.36%
====================================================================================================================================
U.S. Treasury             U.S. Treasury Bond (a)                            Zero Coupon        8/15/2020   $111,233     $ 35,811,464
Obligations 6.65%         U.S. Treasury Bond (a)                                  5.25%        2/15/2029     35,021       32,865,107
                          U.S. Treasury Note Inflation Index                     3.875%        1/15/2009      9,334        9,509,116
                          U.S. Treasury Note (a)                                 5.875%       11/15/2004      3,859        3,905,424
                          U.S. Treasury Note (a)                                 6.625%        5/15/2007        984        1,043,345
                                                                                                                         ===========
                          Total                                                                                           83,134,456
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency    Federal Home Loan Mortgage Corp. (a)                    7.00%        7/15/2005     42,630       43,915,721
Debentures 14.16%         Federal National Mortgage Association (a)              6.625%        9/15/2009     97,724       98,883,984
                          Federal National Mortgage Association                  6.625%       11/15/2030     24,938       25,192,866
                          Federal National Mortgage Association (a)               7.00%        7/15/2005      8,764        9,032,354
                                                                                                                         ===========
                          Total                                                                                          177,024,925
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan         Federal Home Loan Mortgage Corp.                        6.00%     2001 to 2030     68,285       64,939,405
Mortgage Corporation      Federal Home Loan Mortgage Corp.                        6.50%     2001 to 2029    122,810      119,406,398
Pass-Through              Federal Home Loan Mortgage Corp.                        7.00%         3/1/2015      3,413        3,418,578
Securities 29.50%         Federal Home Loan Mortgage Corp.                        7.50%       due on an      64,805       65,250,858
                                                                                         announced basis
                          Federal Home Loan Mortgage Corp.                        8.00%             2030      2,335        2,382,919
                          Federal Home Loan Mortgage Corp.                        8.00%        due on an    111,417      113,504,498
                                                                                         announced basis
                                                                                                                         ===========
                          Total                                                                                          368,902,656
------------------------------------------------------------------------------------------------------------------------------------
Federal National          Federal National Mortgage Association                   5.00%         8/1/2001        245          247,337
Mortgage Association      Federal National Mortgage Association                   5.50%     2001 to 2025      9,090        8,801,583
Pass-Through              Federal National Mortgage Association                   6.00%     2001 to 2028     50,753       48,256,173
Securities 19.26%         Federal National Mortgage Association                   7.00%     2014 to 2015     79,258       79,366,127
                          Federal National Mortgage Association                   7.00%        due on an     24,922       24,953,648
                                                                                         announced basis
                          Federal National Mortgage Association                   7.50%        11/1/2023      6,020        6,070,861
                          Federal National Mortgage Association                   8.00%         9/1/2030     16,700       17,043,422
                          Federal National Mortgage Association                   8.00%        due on an     55,090       56,122,937
                                                                                         announced basis
                                                                                                                         ===========
                          Total                                                                                          240,862,088
------------------------------------------------------------------------------------------------------------------------------------
Government National       Government National Mortgage Association                6.50%   3/15-6/15/2028      5,600        5,464,386
Mortgage Association      Government National Mortgage Association                7.00%     2027 to 2029     75,549       75,141,523
Pass-Through
Securities 9.49%          Government National Mortgage Association                7.50%     2027 to 2028     32,952       33,321,209
                          Government National Mortgage Association                9.00%     2018 to 2020      2,351        2,483,046
                          Government National Mortgage Association               10.00%     2018 to 2019      2,072        2,236,952
                                                                                                                         ===========
                          Total                                                                                          118,647,116
------------------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage   Federal Home Loan Mortgage Corp. 1095 A PO        Zero Coupon        6/15/2021        562          445,348
Obligations 20.05%        Federal Home Loan Mortgage Corp. 1148 F PO        Zero Coupon       10/15/2021      1,397        1,129,470
                          Federal Home Loan Mortgage Corp. 141 A PO         Zero Coupon         7/1/2022        579          464,210
                          Federal Home Loan Mortgage Corp. 1363 B PO        Zero Coupon        8/15/2022      1,692        1,260,772
                          Federal Home Loan Mortgage Corp. 1372 C PO        Zero Coupon        9/15/2022      1,113          839,738
                          Federal Home Loan Mortgage Corp. 192 PO           Zero Coupon         2/1/2028      4,066        2,814,534
                          Federal Home Loan Mortgage Corp. 204 PO           Zero Coupon        5/15/2029     14,297        9,386,620
                          Federal Home Loan Mortgage Corp. 1491 F                 5.00%        8/15/2019        837          826,435
                          Federal Home Loan Mortgage Corp. 1605 A                5.125%        8/15/2006         18           17,564
                          Federal Home Loan Mortgage Corp. 1616 A                5.125%        9/15/2006        162          161,886
                          Federal Home Loan Mortgage Corp. 1638 A                 5.25%        1/15/2019         91           90,788
                          Federal Home Loan Mortgage Corp. 1624 EA                5.50%        1/15/2007        324          322,536
                          Federal Home Loan Mortgage Corp. 1604 E                 5.50%        3/15/2007        525          522,667
                          Federal Home Loan Mortgage Corp. 1709 B                 5.50%        4/15/2019         27           26,423
                          Federal Home Loan Mortgage Corp. 1577 PG                5.50%        3/15/2021      6,403        6,331,043




                See Notes to Financial Statements.                                                                          5



                          Schedule of Investments (continued)
                          U.S. government securities series November 30, 2000

                                                                                                           Principal
                                                                                 Coupon         Maturity     Amount
                          Investments                                              Rate             Date       (000)           Value
====================================================================================================================================
                          Federal Home Loan Mortgage Corp. 1678 PE                5.60%        7/15/2007     $  281     $    279,573
                          Federal Home Loan Mortgage Corp. 1627 PZ                5.60%        8/15/2017      1,105        1,101,430
                          Federal Home Loan Mortgage Corp. 1617 PE                5.70%        6/15/2018        593          590,810
                          Federal Home Loan Mortgage Corp. 2203 PK                5.70%        2/15/2025      3,919        3,890,605
                          Federal Home Loan Mortgage Corp. 1693 E                 5.75%        2/15/2006        129          128,230
                          Federal Home Loan Mortgage Corp. 1625 EA                5.75%        3/15/2007        124          123,517
                          Federal Home Loan Mortgage Corp. 1659 PE                5.75%        5/15/2007        276          274,477
                          Federal Home Loan Mortgage Corp. 2082 PB                5.75%        1/15/2009        299          297,091
                          Federal Home Loan Mortgage Corp. 2086 PC                5.75%        1/15/2016      1,906        1,885,739
                          Federal Home Loan Mortgage Corp. 2046 PB                5.75%       11/15/2018      2,876        2,844,497
                          Federal Home Loan Mortgage Corp. 1637 E                 5.75%        2/15/2019         22           22,031
                          Federal Home Loan Mortgage Corp. 1697 PG                5.80%        4/15/2006        187          185,783
                          Federal Home Loan Mortgage Corp. 1489 G                 5.85%       10/15/2006        123          122,155
                          Federal Home Loan Mortgage Corp. 1675 E                 5.85%        9/15/2017        943          940,016
                          Federal Home Loan Mortgage Corp. 2170 PA                6.00%        7/15/2004        500          496,875
                          Federal Home Loan Mortgage Corp. 1476 G                 6.00%        4/15/2006        261          259,906
                          Federal Home Loan Mortgage Corp. 1697 PR                6.00%        4/15/2006        485          483,190
                          Federal Home Loan Mortgage Corp. 1708 B                 6.00%        4/15/2006        277          275,671
                          Federal Home Loan Mortgage Corp. 1561 ZB                6.00%        8/15/2006         69           68,984
                          Federal Home Loan Mortgage Corp. 1506 PG                6.00%       10/15/2006        552          547,272
                          Federal Home Loan Mortgage Corp. 1598 G                 6.00%        2/15/2007      2,500        2,481,250
                          Federal Home Loan Mortgage Corp. 1605 BD                6.00%        4/15/2007        998          993,628
                          Federal Home Loan Mortgage Corp. 1704 PE                6.00%        7/15/2007        313          311,516
                          Federal Home Loan Mortgage Corp. 1586 H                 6.00%        8/15/2007      3,792        3,765,012
                          Federal Home Loan Mortgage Corp. 1647 PG                6.00%        8/15/2007        315          312,439
                          Federal Home Loan Mortgage Corp. 1531 l                 6.00%        9/15/2007      2,832        2,808,061
                          Federal Home Loan Mortgage Corp. 2203 PN                6.00%        6/15/2010      1,818        1,809,256
                          Federal Home Loan Mortgage Corp. 2068 CB                6.00%       11/15/2010        280          278,962
                          Federal Home Loan Mortgage Corp. 1849 VA                6.00%       12/15/2010      1,540        1,528,745
                          Federal Home Loan Mortgage Corp. 2238 LA                6.00%        1/15/2011      1,609        1,598,275
                          Federal Home Loan Mortgage Corp. 2061 PH                6.00%        5/15/2016      2,636        2,615,207
                          Federal Home Loan Mortgage Corp. 1584 G                 6.00%        9/15/2018     14,081       13,975,138
                          Federal Home Loan Mortgage Corp. 2078 PA                6.00%       12/15/2018      4,321        4,287,367
                          Federal Home Loan Mortgage Corp. 1993-202 G             6.00%        6/25/2019      1,657        1,640,914
                          Federal Home Loan Mortgage Corp. 1588 PG                6.00%       11/15/2020      1,566        1,554,207
                          Federal Home Loan Mortgage Corp. 2155 A                 6.00%        5/15/2029      1,255        1,251,629
                          Federal Home Loan Mortgage Corp. 1540 C                 6.05%        2/15/2011        221          220,115
                          Federal Home Loan Mortgage Corp. 1703 E                 6.10%       11/15/2006        437          435,869
                          Federal Home Loan Mortgage Corp. 1710 C                 6.10%        2/15/2024        365          362,997
                          Federal Home Loan Mortgage Corp. 1727 PB                6.25%        8/15/2001        465          461,741
                          Federal Home Loan Mortgage Corp. 1544 E                 6.25%        6/15/2008         51           51,256
                          Federal Home Loan Mortgage Corp. 2052 PA                6.25%        1/15/2015      2,353        2,342,189
                          Federal Home Loan Mortgage Corp. 29 D                   6.25%        2/25/2018        397          394,600
                          Federal Home Loan Mortgage Corp. 1541 F                 6.25%        5/15/2019      1,604        1,594,663
                          Federal Home Loan Mortgage Corp. 2132 JD                6.50%        3/15/2001        253          252,236
                          Federal Home Loan Mortgage Corp. 1417 G                 6.50%        7/15/2006      3,053        3,043,910
                          Federal Home Loan Mortgage Corp. 2121 PB                6.50%        8/15/2008      2,000        1,993,740
                          Federal Home Loan Mortgage Corp. 15 H                   6.50%        6/25/2019      1,138        1,132,066
                          Federal Home Loan Mortgage Corp. 1477 F                 6.65%        5/15/2018      1,033        1,030,541
                          Federal Home Loan Mortgage Corp. 1980 C                 6.85%       10/15/2021        287          286,764
                          Federal Home Loan Mortgage Corp. 29 P                   7.00%        2/25/2018      1,686        1,679,703
                          Federal Home Loan Mortgage Corp. 33 E                   7.00%        5/25/2019        419          417,857
                          Federal Home Loan Mortgage Corp. 1791 A                 7.00%       12/15/2023        458          457,627
                          Federal Home Loan Mortgage Corp. 1724 F                 7.10%        5/15/2001      2,912        2,914,692
                          Federal Home Loan Mortgage Corp. 1558 F                 7.15%        5/15/2022      3,964        3,973,836



6               See Notes to Financial Statements.



                          Schedule of Investments (continued)
                          U.S. government securities series November 30, 2000

                                                                                                           Principal
                                                                                 Coupon         Maturity     Amount
                          Investments                                              Rate             Date       (000)           Value
====================================================================================================================================
                          Federal Home Loan Mortgage Corp. 1364 A                 7.20%        9/15/2007     $  116     $    117,463
                          Federal Home Loan Mortgage Corp. 1543 UB                7.35%        3/15/2019        413          413,323
                          Federal Home Loan Mortgage Corp. 1332 KC                8.00%        5/15/2001      1,910        1,909,677
                          Federal Home Loan Mortgage Corp. 1059 U IO         16.70% (c)        4/15/2021         10          114,164
                          Federal Home Loan Mortgage Corp. 181 F IO          13.84% (c)        8/15/2021         60          851,368
                          Federal Home Loan Mortgage Corp. 1032 IO           17.85% (c)       12/15/2020         10          138,782
                          Federal Home Loan Mortgage Corp. 1020 S IO         25.54% (c)       12/15/2020          6          102,302
                          Federal Home Loan Mortgage Corp. 1241 X IO         21.40% (c)        4/15/2022          3           65,345
                          Federal Home Loan Mortgage Corp. 1200 IB IO        21.05% (c)        2/15/2022          1           26,350
                          Federal Home Loan Mortgage Corp. 1082 D IO         18.07% (c)        5/15/2021         22          553,086
                          Federal Home Loan Mortgage Corp. 1180 G IO         21.06% (c)       11/15/2021          3           84,099
                          Federal Home Loan Mortgage Corp. 1058 I IO         21.05% (c)        4/15/2021          3           88,503
                          Federal Home Loan Mortgage Corp. 1046I IO          22.82% (c)        2/15/2021          4           94,049
                          Federal Home Loan Mortgage Corp. 1049 N IO         21.92% (c)        2/15/2021         14          311,353
                          Federal Home Loan Mortgage Corp. 73 G IO           25.62% (c)       10/15/2020          6          141,547
                          Federal Home Loan Mortgage Corp. 1137 M IO         15.80% (c)        9/15/2021          6          208,095
                          Federal Home Loan Mortgage Corp. 1066 S IO         18.26% (c)        4/15/2021         15          505,574
                          Federal National Mortgage Association 1331 PO     Zero Coupon        4/25/2022        126           99,079
                          Federal National Mortgage Association 3011 PO     Zero Coupon         4/1/2029      4,549        3,103,495
                          Federal National Mortgage Association 15602 PX          4.00%        3/15/2023      1,867        1,821,884
                          Federal National Mortgage Association 1994-22 A         5.00%        3/25/2022        462          458,086
                          Federal National Mortgage Association 1994-19 A         5.00%        1/25/2024      2,658        2,637,825
                          Federal National Mortgage Association 1993-187 SE      5.077%       11/25/2016         10            9,467
                          Federal National Mortgage Association 1994-23 PT       5.125%        7/25/2017        103          102,076
                          Federal National Mortgage Association 1994-28 A         5.25%        8/25/2018        466          462,203
                          Federal National Mortgage Association 1993-214 EA       5.30%        3/25/2007        471          468,490
                          Federal National Mortgage Association 1993-221 B        5.50%       11/25/2006        642          637,688
                          Federal National Mortgage Association 1993-196 E        5.50%        2/25/2007        260          258,387
                          Federal National Mortgage Association 1993-214 E        5.50%        3/25/2007         58           57,174
                          Federal National Mortgage Association 1993-206          5.65%        5/25/2017        350          348,738
                          Federal National Mortgage Association 1994-32 PD        5.75%        1/25/2007        225          223,349
                          Federal National Mortgage Association 1994-12 PE        5.75%        4/25/2007        244          242,154
                          Federal National Mortgage Association 1993-208 E        5.75%        4/25/2018        893          888,486
                          Federal National Mortgage Association 1994-42 E         5.75%        9/25/2018        116          114,983
                          Federal National Mortgage Association 1994-13 PE        5.80%       12/25/2006        232          231,185
                          Federal National Mortgage Association G93-38 PB         5.80%        4/25/2018     14,291       14,125,890
                          Federal National Mortgage Association 1994-36 E         5.85%        3/25/2018      2,619        2,604,400
                          Federal National Mortgage Association 1993-69 K         6.00%        3/25/2002      1,618        1,605,031
                          Federal National Mortgage Association 1993-76 PG        6.00%        7/25/2006      3,887        3,856,949
                          Federal National Mortgage Association 1993-221 A        6.00%       11/25/2006         42           41,396
                          Federal National Mortgage Association 1994-85 E         6.00%       11/25/2006      1,951        1,938,058
                          Federal National Mortgage Association 1994-17 E         6.00%        2/25/2007      4,189        4,161,272
                          Federal National Mortgage Association 1993-209 G        6.00%        5/25/2007        854          846,013
                          Federal National Mortgage Association 1993-181 E        6.00%        8/25/2007      1,327        1,314,287
                          Federal National Mortgage Association 1999-19 PB        6.00%        6/25/2008      7,968        7,902,823
                          Federal National Mortgage Association 1998-6 PB         6.00%        3/18/2013        412          410,104
                          Federal National Mortgage Association 1994-23 PC        6.00%        7/25/2017        939          933,828
                          Federal National Mortgage Association 1993-145 A        6.00%        8/25/2017        322          319,837
                          Federal National Mortgage Association 1993-187 G        6.00%        9/25/2018      3,755        3,723,117
                          Federal National Mortgage Association G93-14 G          6.00%        6/25/2019        991          984,300
                          Federal National Mortgage Association 1994-23 PD        6.00%        8/25/2019      2,750        2,724,205
                          Federal National Mortgage Association G93-27 AE         6.00%       11/25/2019        135          134,176
                          Federal National Mortgage Association 19943-43 PE       6.00%       12/25/2019        405          403,029
                          Federal National Mortgage Association 1994-61 C         6.10%        2/25/2024        303          300,877
                          Federal National Mortgage Association 1993-129 E        6.25%        2/25/2007      5,322        5,284,169




                See Notes to Financial Statements.                                                                      7


                          Schedule of Investments (continued)
                          U.S. government securities series November 30, 2000

                                                                                                           Principal
                                                                                 Coupon         Maturity     Amount
                          Investments                                              Rate             Date       (000)           Value
====================================================================================================================================
                          Federal National Mortgage Association 1993-71 PG        6.25%        7/25/2007    $ 1,147    $   1,139,500
                          Federal National Mortgage Association 1998-36 PA        6.25%        7/18/2013      4,485        4,460,007
                          Federal National Mortgage Association 1994-56 E         6.25%        4/25/2017      1,074        1,069,366
                          Federal National Mortgage Association 1994-36 EB        6.25%        3/25/2018        504          501,164
                          Federal National Mortgage Association 1993-138 G        6.25%        5/25/2019      4,100        4,069,333
                          Federal National Mortgage Association 1993-155 G        6.25%        8/25/2019      3,588        3,561,532
                          Federal National Mortgage Association 1681 PG           6.40%        9/15/2021      7,500        7,467,150
                          Federal National Mortgage Association 1992-164 PH       6.50%        1/25/2006        217          216,225
                          Federal National Mortgage Association 1993-18 PH        6.50%        4/25/2006      3,330        3,313,353
                          Federal National Mortgage Association 1993-118 G        6.50%       11/25/2006      6,817        6,778,225
                          Federal National Mortgage Association 1999-54 LA        6.50%        8/25/2010        633          629,627
                          Federal National Mortgage Association 1996-68 B         6.50%        5/18/2017        430          428,100
                          Federal National Mortgage Association 1997-67 HP        6.50%       12/17/2018      1,338        1,331,240
                          Federal National Mortgage Association 1993-98 G         6.50%        4/25/2019      1,681        1,672,506
                          Federal National Mortgage Association 1994-39 A         6.50%        3/25/2024        193          192,148
                          Federal National Mortgage Association 1994-75 E         6.60%        9/25/2018        509          506,908
                          Federal National Mortgage Association 1997-40 PE        6.75%        7/18/2019      8,539        8,519,825
                          Federal National Mortgage Association 1996-53 FA       6.975%       12/25/2003      8,466        8,465,634
                          Federal National Mortgage Association 1994-75 OB        7.00%        7/25/2001        152          151,041
                          Federal National Mortgage Association 1992-153 L        7.00%       11/25/2005      1,242        1,237,346
                          Federal National Mortgage Association 1992-179 G        7.00%       11/25/2005        140          139,670
                          Federal National Mortgage Association 1992-193 GB       7.00%        1/25/2006      2,005        1,998,271
                          Federal National Mortgage Association G94-5 PE          7.00%       10/17/2015      3,081        3,075,189
                          Federal National Mortgage Association 1996-32 PC        7.00%        7/25/2016      2,600        2,591,024
                          Federal National Mortgage Association G92-65 LB         7.00%        3/25/2019         10           10,064
                          Federal National Mortgage Association 1997-8 B          7.00%        5/18/2021        904          902,034
                          Federal National Mortgage Association 1993-89 F        7.025%        9/25/2021        875          877,549
                          Federal National Mortgage Association G94-1 F          7.075%        1/25/2024      5,135        5,153,976
                          Federal National Mortgage Association 1994-73 F        7.125%       12/25/2020         54           54,222
                          Federal National Mortgage Association 1994-61 FD       7.125%        2/25/2024      2,706        2,710,022
                          Federal National Mortgage Association 1997-70          7.169%        7/18/2020        406          405,896
                          Federal National Mortgage Association 1993-147 FG      7.175%        8/25/2023        599          599,413
                          Federal National Mortgage Association 1994 IO           9.50%         8/1/2021        244           66,193
                          Federal National Mortgage Association 1991-158 E IO   10.711%(c)    12/25/2021          5          140,498
                          Government National Mortgage Association 1995-8 H       7.00%        4/20/2002        976          976,159
                                                                                                                         ===========
                          Total                                                                                          250,629,894
------------------------------------------------------------------------------------------------------------------------------------
Agency Commercial         Federal National Mortgage Association                   5.90%        12/1/2008      7,391        7,112,785
Mortgage-Backed           Federal National Mortgage Association                  6.045%         4/1/2009      5,949        5,759,707
Securities 11.25%         Federal National Mortgage Association                   6.08%        10/1/2008     25,722       25,045,912
                          Federal National Mortgage Association                   6.09%         7/1/2008      3,907        3,811,426
                          Federal National Mortgage Association                   6.29%         6/1/2008      4,706        4,634,412
                          Federal National Mortgage Association                   6.31%         6/1/2008      6,300        6,210,849
                          Federal National Mortgage Association                   6.32%         6/1/2008      8,909        8,788,138
                          Federal National Mortgage Association                   6.40%        9/25/2019        935          929,938
                          Federal National Mortgage Association                   6.46%         4/1/2006     12,325       12,306,915
                          Federal National Mortgage Association                   6.50%         6/1/2001      1,103        1,095,376
                          Federal National Mortgage Association                   6.55%        11/1/2007      5,645        5,647,104
                          Federal National Mortgage Association                  6.625%        10/1/2007      9,488        9,526,980
                          Federal National Mortgage Association                  6.715%        10/1/2005      2,747        2,766,432
                          Federal National Mortgage Association                  6.765%         5/1/2007      4,829        4,880,155
                          Federal National Mortgage Association                   6.78%        11/1/2007      5,041        5,095,629
                          Federal National Mortgage Association                   6.79%        11/1/2007      8,405        8,496,954
                          Federal National Mortgage Association                  6.799%         3/1/2007      5,713        5,782,452
                          Federal National Mortgage Association                  6.805%         3/1/2007      4,825        4,885,369




8               See Notes to Financial Statements.


                          Schedule of Investments (continued)
                          U.S. government securities series November 30, 2000

                                                                                                           Principal
                                                                                 Coupon         Maturity     Amount
                          Investments                                              Rate             Date       (000)           Value
====================================================================================================================================
                          Federal National Mortgage Association                  6.812%        10/1/2007    $ 1,036    $   1,047,957
                          Federal National Mortgage Association                   6.91%         3/1/2007      4,826        4,909,729
                          Federal National Mortgage Association                   6.99%         7/1/2009      4,857        4,957,619
                          Federal National Mortgage Association                  7.313%         2/1/2019      1,425        1,424,179
                          Federal National Mortgage Association                   7.43%         6/1/2007      5,339        5,563,536
                                                                                                                         ===========
                          Total                                                                                          140,679,553
------------------------------------------------------------------------------------------------------------------------------------
                          Total Long-Term Investments (Cost $1,362,812,039)                                            1,379,880,688
====================================================================================================================================
Short-Term Investment 7.22%
====================================================================================================================================
                          Federal Home Loan Bank Discount Note 6.43%
                          due 12/1/2000 (Cost $90,286,000)                                                   90,286       90,286,000
------------------------------------------------------------------------------------------------------------------------------------
                          Total Investments 117.58% (Cost $1,453,098,039)                                             $1,470,166,688
------------------------------------------------------------------------------------------------------------------------------------

                          Schedule of Investments
                          Limited Duration U.S. Government Securities
                          Series November 30, 2000


                                                                                                           Principal
                                                                                 Coupon         Maturity     Amount
                          Investments                                              Rate             Date       (000)           Value
====================================================================================================================================
Long-Term Investments 133.44%
====================================================================================================================================
U.S. Treasury
Obligations 0.39%         U.S. Treasury Note Inflation Index                     3.875%        1/15/2009     $   51       $   52,125
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency
Debentures 2.08%          Federal National Mortgage Association                  5.125%        2/13/2004         287         279,736
------------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan         Federal Home Loan Mortgage Corp.                        5.00%  3/15/-6/15/2001        316          314,339
Mortgage Corporation      Federal Home Loan Mortgage Corp.                        5.50%         1/1/2001         59           58,307
Pass-Through Securities   Federal Home Loan Mortgage Corp.                        6.00%     2000 to 2001      1,129        1,120,794
42.33%                    Federal Home Loan Mortgage Corp.                        6.50%     2001 to 2003        300          297,940
                          Federal Home Loan Mortgage Corp.                        7.00%     2001 to 2015        308          308,107
                          Federal Home Loan Mortgage Corp.                        7.50%       due on an       1,520        1,530,457
                                                                                         announced basis
                          Federal Home Loan Mortgage Corp.                        8.00%         9/1/2001         38           38,349
                          Federal Home Loan Mortgage Corp.                        8.00%       due on an       1,800        1,833,732
                                                                                         announced basis
                          Federal Home Loan Mortgage Corp.                        8.50%        12/1/2002         46           46,234
                          Federal Home Loan Mortgage Corp. Gold Program           5.00%         4/1/2001         26           25,354
                          Federal Home Loan Mortgage Corp. Gold Program           6.00%         9/1/2001         32           31,756
                          Federal Home Loan Mortgage Corp. Gold Program           6.50%         4/1/2001        101          100,239
                                                                                                                         ===========
                          Total                                                                                            5,705,608
------------------------------------------------------------------------------------------------------------------------------------
Federal National          Federal National Mortgage Association                   5.00%         2/1/2001         25           25,317
Mortgage Association      Federal National Mortgage Association                   5.50%     2001 to 2003        639          629,695
Pass-Through Securities   Federal National Mortgage Association                   6.00%     2001 to 2028      1,100        1,083,564
34.64%                    Federal National Mortgage Association                   6.50%     2001 to 2011        880          874,478
                          Federal National Mortgage Association                   7.00%     2001 to 2005         78           77,603
                          Federal National Mortgage Association                   7.00%        due on an      1,616        1,618,278
                                                                                         announced basis
                          Federal National Mortgage Association                   7.50%     2001 to 2002         19           19,363
                          Federal National Mortgage Association                   8.00%        due on an        335          341,281
                                                                                         announced basis
                                                                                                                         ===========
                          Total                                                                                            4,669,579
------------------------------------------------------------------------------------------------------------------------------------
Government National       Government National Mortgage Association                6.50%     2001 to 2002         13           13,107
Mortgage Association      Government National Mortgage Association                7.00%        4/15/2028        210          208,764
Pass-Through Securities   Government National Mortgage Association               10.00%        6/15/2019         18           19,212
2.79%                     Government National Mortgage Association               10.50%     2018 to 2020        124          135,698
                                                                                                                         ===========
                          Total                                                                                              376,781
------------------------------------------------------------------------------------------------------------------------------------


                        See Notes to Financial Statements.                                                   9


                          Schedule of Investments (continued)
                          Limited Duration U.S. Government Securities Series November 30, 2000


                                                                                                           Principal
                                                                                 Coupon         Maturity     Amount
                          Investments                                              Rate             Date       (000)           Value
====================================================================================================================================
Collateralized Mortgage   Federal Home Loan Mortgage Corp. 1563 E                 4.75%        3/15/2006      $   8        $   7,803
Obligations 48.15%        Federal Home Loan Mortgage Corp. 1491 F                 5.00%        8/15/2019          6            5,785
                          Federal Home Loan Mortgage Corp. 1638 A                 5.25%        1/15/2019          2            2,279
                          Federal Home Loan Mortgage Corp. 1604 E                 5.50%        3/15/2007         35           34,844
                          Federal Home Loan Mortgage Corp. 1601 PE                5.75%        1/15/2006        143          142,073
                          Federal Home Loan Mortgage Corp. 1693 E                 5.75%        2/15/2006         78           77,715
                          Federal Home Loan Mortgage Corp. 1993-170 E             5.75%        8/25/2006         10            9,559
                          Federal Home Loan Mortgage Corp. 1659 PE                5.75%        5/15/2007        103          102,929
                          Federal Home Loan Mortgage Corp. 1673 D                 5.75%        5/15/2016        102          101,835
                          Federal Home Loan Mortgage Corp. 1633 PW                5.75%       10/15/2017          3            2,925
                          Federal Home Loan Mortgage Corp. 1614 G                 5.80%        2/15/2019          4            3,898
                          Federal Home Loan Mortgage Corp. 1693 K                 6.00%        3/15/2001         74           73,927
                          Federal Home Loan Mortgage Corp. 2055 OA                6.00%       12/15/2005         23           22,391
                          Federal Home Loan Mortgage Corp. 1476 G                 6.00%        4/15/2006         68           67,576
                          Federal Home Loan Mortgage Corp. 1697 PR                6.00%        4/15/2006         89           88,275
                          Federal Home Loan Mortgage Corp. 1561 ZB                6.00%        8/15/2006           2           2,298
                          Federal Home Loan Mortgage Corp. 1655 E                 6.00%        1/15/2007        148          146,968
                          Federal Home Loan Mortgage Corp. 1598 G                 6.00%        2/15/2007         40           39,700
                          Federal Home Loan Mortgage Corp. 1605 BD                6.00%        4/15/2007        217          216,130
                          Federal Home Loan Mortgage Corp. 1531 l                 6.00%        9/15/2007          68          67,384
                          Federal Home Loan Mortgage Corp. 2121 MA                6.00%        3/15/2008        337          334,998
                          Federal Home Loan Mortgage Corp. 1587 KA                6.00%        7/15/2008         56           55,576
                          Federal Home Loan Mortgage Corp. 2047 PH                6.00%        9/15/2013         57           57,099
                          Federal Home Loan Mortgage Corp. 1658 AC                6.00%       10/15/2019         20           20,241
                          Federal Home Loan Mortgage Corp. 1540 C                 6.05%        2/15/2011         12           12,128
                          Federal Home Loan Mortgage Corp. 1538 G                 6.25%        7/15/2006        175          174,452
                          Federal Home Loan Mortgage Corp. 1564 G                 6.25%        5/15/2007        379          376,588
                          Federal Home Loan Mortgage Corp. 1714 E                 6.25%        9/15/2018         29           28,899
                          Federal Home Loan Mortgage Corp. 1541 F                 6.25%        5/15/2019         116         114,991
                          Federal Home Loan Mortgage Corp. 1656 A                 6.25%        7/15/2019        378          376,976
                          Federal Home Loan Mortgage Corp. 1417 G                 6.50%        7/15/2006        127          126,527
                          Federal Home Loan Mortgage Corp. 1218 H                 6.50%        4/15/2016          3            2,701
                          Federal Home Loan Mortgage Corp. 1533 A                 6.50%        4/15/2020         29           29,138
                          Federal Home Loan Mortgage Corp. 1822 C                 6.50%        4/15/2020         27           26,829
                          Federal Home Loan Mortgage Corp. 1890 C                 7.00%        8/15/2001         60           59,747
                          Federal Home Loan Mortgage Corp. 1324 VD                7.00%        6/15/2005         31           30,543
                          Federal Home Loan Mortgage Corp. 1451 G                 7.00%        9/15/2006         71           70,488
                          Federal Home Loan Mortgage Corp. 1382 H                 7.00%       11/15/2020         14           13,729
                          Federal Home Loan Mortgage Corp. 1558 F                 7.15%        5/15/2022         70           69,924
                          Federal Home Loan Mortgage Corp. 1432 G                 7.25%       12/15/2006         32           32,466
                          Federal Home Loan Mortgage Corp. 1318 JB                7.50%       11/15/2001         31           30,898
                          Federal Home Loan Mortgage Corp. 1376 E                 7.50%       12/15/2020          7            6,565
                          Federal Home Loan Mortgage Corp. 1332 I                 7.50%        1/15/2021          8            8,398
                          Federal Home Loan Mortgage Corp. 1895 B                 7.50%       12/15/2023         18           18,049
                          Federal Home Loan Mortgage Corp. 1254 I                 8.00%        7/15/2021         23           23,281
                          Federal National Mortgage Association 1993-248 PA       4.50%        4/25/2023         47           46,085
                          Federal National Mortgage Association 1994-19 A         5.00%        1/25/2024         59           58,786
                          Federal National Mortgage Association 1993-187 SE      5.077%       11/25/2016          0              154
                          Federal National Mortgage Association 1994-23 PT       5.125%        7/25/2017         27           26,839
                          Federal National Mortgage Association 1994-28 A         5.25%        8/25/2018         23           22,657
                          Federal National Mortgage Association 1993-221 B        5.50%       11/25/2006        113          112,427
                          Federal National Mortgage Association 1993-196 E        5.50%        2/25/2007         32           32,298
                          Federal National Mortgage Association 1993-214 E        5.50%        3/25/2007          9            9,373
                          Federal National Mortgage Association 1994-33 E         5.50%       11/25/2007         33           33,068
                          Federal National Mortgage Association 1993-206          5.65%        5/25/2017         42           41,376




10                        See Notes to Financial Statements.

                          Schedule of Investments (continued)
                          Limited Duration U.S. Government Securities Series November 30, 2000


                                                                                                           Principal
                                                                                 Coupon         Maturity     Amount
                          Investments                                              Rate             Date       (000)           Value
====================================================================================================================================
                          Federal National Mortgage Association 1993-165 AG       5.65%       10/25/2021     $   48       $   47,857
                          Federal National Mortgage Association 1994-32 PD        5.75%        1/25/2007         47           47,186
                          Federal National Mortgage Association 1994-51 PT        5.75%        4/25/2018         38           37,541
                          Federal National Mortgage Association 1994-13 PE        5.80%       12/25/2006         41           41,134
                          Federal National Mortgage Association 1994-20 PD        5.85%       12/25/2006        132          131,780
                          Federal National Mortgage Association 1994-39 PD        5.85%        1/25/2018        206          204,689
                          Federal National Mortgage Association 1994-38 PE        5.90%       10/25/2019         78           77,932
                          Federal National Mortgage Association 1993-131 D        6.00%        6/25/2007        134          132,491
                          Federal National Mortgage Association 1992-14 H         6.00%        3/25/2016         22           22,015
                          Federal National Mortgage Association 1993-145 A        6.00%        8/25/2017         82           81,558
                          Federal National Mortgage Association 1994-29PE         6.00%        5/25/2018        136          135,258
                          Federal National Mortgage Association 1590 F            6.00%        1/15/2019        169          167,575
                          Federal National Mortgage Association G93-14 G          6.00%        6/25/2019         30           29,529
                          Federal National Mortgage Association 1992-143 FI      6.139%        4/25/2022         98           96,856
                          Federal National Mortgage Association 1993-85 PG        6.25%        5/25/2007        125          124,219
                          Federal National Mortgage Association 1994-56 E         6.25%        4/25/2017         41           41,129
                          Federal National Mortgage Association 1993-103 PG       6.25%        6/25/2019         24           24,047
                          Federal National Mortgage Association 1993-139 G        6.25%        7/25/2019         62           61,513
                          Federal National Mortgage Association 1999-54 PA        6.50%       11/18/2010         83           83,173
                          Federal National Mortgage Association 1992-125 J        6.50%        5/25/2021         19           18,489
                          Federal National Mortgage Association 1481 G            6.65%        2/15/2019        195          194,320
                          Federal National Mortgage Association 1996-53 FA       6.975%       12/25/2003         51           51,100
                          Federal National Mortgage Association 1994-75 OB        7.00%        7/25/2001        101          100,694
                          Federal National Mortgage Association G92-53 A          7.00%        9/25/2002         49           48,967
                          Federal National Mortgage Association 1992-153 L        7.00%       11/25/2005         15           15,276
                          Federal National Mortgage Association 1993-8 G          7.00%        8/25/2006         80           79,642
                          Federal National Mortgage Association 1991-134 KE       7.00%        5/25/2008         24           23,817
                          Federal National Mortgage Association 1993-20 EA        7.00%        9/25/2017         58           57,454
                          Federal National Mortgage Association 1993-9 PG         7.00%       12/25/2019         53           53,145
                          Federal National Mortgage Association G94-1 F          7.075%        1/25/2024         77           77,187
                          Federal National Mortgage Association 1997-70          7.169%        7/18/2020         73           72,823
                          Federal National Mortgage Association 1993-147 FG      7.175%        8/25/2023         10           10,160
                          Federal National Mortgage Association 1992-43 FC       7.225%       10/25/2021         80           80,737
                          Federal National Mortgage Association 1996-22 C         7.25%        2/25/2024         13           12,478
                          Federal National Mortgage Association G92-53 F         7.375%        4/25/2022         41           41,453
                          Federal National Mortgage Association G92-41 K          7.50%        1/25/2021         46           45,964
                          Federal National Mortgage Association G92-8 K           7.50%        3/25/2021         28           27,391
                          Federal National Mortgage Association 1992-131 H        7.50%        6/25/2021         21           21,133
                          Federal National Mortgage Association 1993-26 LC        7.50%       11/25/2001         88           87,152
                          Federal National Mortgage Association 1990-14 H         7.95%        8/25/2019          4            3,864
                          Government National Mortgage Association
                            1996-26 B                                             7.00%       12/16/2020         30           29,711
                          Government National Mortgage Association 1995-7 E       7.50%       11/16/2019         49           48,743
                                                                                                                         ===========
                          Total                                                                                            6,489,770
------------------------------------------------------------------------------------------------------------------------------------
Agency Commercial         Federal National Mortgage Association                   6.54%         1/1/2005         29           29,040
Mortgage-Backed           Federal National Mortgage Association                  6.759%         4/1/2004         58           58,274
Securities 3.06%          Federal National Mortgage Association                  6.925%         4/1/2006         14           14,181
                          Federal National Mortgage Association                  7.245%         9/1/2003        310          310,747
                                                                                                                         ===========
                          Total                                                                                              412,242
------------------------------------------------------------------------------------------------------------------------------------
                          Total Long-Term Investments (Cost $17,944,029)                                                  17,985,841
====================================================================================================================================
Short-Term Investment 6.30%
====================================================================================================================================
                          Federal Home Loan Bank Discount Note 6.43%
                            due 12/1/2000 (Cost $850,000)                                                       850          850,000
------------------------------------------------------------------------------------------------------------------------------------
                          Total Investments 139.74% (Cost $18,794,029)                                                   $18,835,841
====================================================================================================================================


                        See Notes to Financial Statements.                                                         11



                         Schedule of Investments
                         Balanced Series November 30, 2000





                         Investments                                                                        Shares            Value
====================================================================================================================================
Investments in Underlying Funds 99.23%
====================================================================================================================================
                          Lord Abbett Affiliated Fund, Inc.-Class Y                                       3,830,562     $ 56,539,096
                          Lord Abbett Bond-Debenture Fund, Inc.-Class Y                                   6,124,929       49,305,677
                          Total Investments in Underlying Funds (Cost $114,592,619)                                      105,844,773
====================================================================================================================================
Short-Term Investment 0.44%                                                                                   Principal Amount
====================================================================================================================================
                          Federal Home Loan Bank Discount Note 6.43%
                          due 12/1/2000 (Cost $469,000)                                                    $469,000          469,000
------------------------------------------------------------------------------------------------------------------------------------
                          Total Investments 99.67% (Cost $115,061,619)                                                  $106,313,773
====================================================================================================================================


                          Schedule of Investments
                          High Yield Fund November 30, 2000


                                                                                                           Principal
                                                                                                           Amount in
                                                                                                               Local
                                                                                 Coupon         Maturity    Currency
                          Investments                                              Rate             Date        (000)          Value
====================================================================================================================================
Long-Term Investments 89.45%
====================================================================================================================================
High Yield Corporate Debt 81.48%
====================================================================================================================================
Airlines 1.37%            America West Airlines, Inc.                            10.75%         9/1/2005      USD  450    $  434,812
------------------------------------------------------------------------------------------------------------------------------------
Automotive 3.40%          Collins & Aikman Corp.                                 11.50%        4/15/2006      USD  250       188,750
                          Dura Operating Corp.                                    9.00%         5/1/2009      USD  350       267,750
                          Oshkosh Truck Corp.                                     8.75%         3/1/2008      USD  500       477,500
                          Tenneco Automotive, Inc.                              11.625%       10/15/2009      USD  250       148,750
                                                                                                                         ===========
                          Total                                                                                            1,082,750
------------------------------------------------------------------------------------------------------------------------------------
Broadcasters 5.11%        Allbritton Communications Co.                           9.75%       11/30/2007      USD  500       482,500
                          Interep National Radio Sales, Inc.                     10.00%         7/1/2008      USD  250       198,750
                          Sinclair Broadcasting Group, Inc.                      10.00%        9/30/2005      USD  750       706,875
                          TV Azteca, S.A. de C.V.                                10.50%        2/15/2007      USD  250       239,375
                                                                                                                         ===========
                          Total                                                                                            1,627,500
------------------------------------------------------------------------------------------------------------------------------------
Building Materials 0.70%  Nortek, Inc.                                           9.125%         9/1/2007      USD  250       223,750
------------------------------------------------------------------------------------------------------------------------------------
Cable 9.17%               CSC Holdings, Inc.                                      9.25%        11/1/2005      USD  250       252,500
                          Charter Communications, Inc.                           10.00%         4/1/2009      USD  250       235,000
                          EchoStar DBS                                           9.375%         2/1/2009      USD  500       450,000
                          Frontiervision Holdings Capital (b)              0.00/11.875%   9/15/2001/2007      USD  750       573,750
                          Globo Communicacoes e Participacoes S.A.*             10.625%        12/5/2008      USD  250       205,000
                          NTL Communications Corp. (b)                     0.00/12.375%   10/1/2003/2008      USD  500       227,500
                          NTL Communications Corp.                               10.00%        2/15/2007      USD  340       260,100
                          Telewest Communications plc                            9.875%         2/1/2010      USD  250       180,000
                          Telewest Communications plc (b)                   0.00/9.875%   4/15/2004/2009      USD  500       201,250
                          United Pan-Europe Communications (b)              0.00/12.50%    8/1/2004/2009      USD  600       162,000
                          United Pan-Europe Communications                       11.25%        11/1/2009      USD  300       173,250
                                                                                                                         ===========
                          Total                                                                                            2,920,350
------------------------------------------------------------------------------------------------------------------------------------
Chemicals 1.62%           Huntsman Corp.*                                         9.50%         7/1/2007      USD  250       130,000
                          Huntsman ICI Chemicals LLC                            10.125%         7/1/2009      USD  250       235,000
                          NL Industries, Inc.                                    11.75%       10/15/2003      USD  150       152,250
                                                                                                                         ===========
                          Total                                                                                              517,250
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products 1.30%   Chattem, Inc.                                          12.75%        6/15/2004      USD  100        97,000
                          Rayovac Corp.                                          10.25%        11/1/2006      USD  107       110,477
                          Riddell Sports, Inc.                                   10.50%        7/15/2007      USD  250       206,563
                                                                                                                         ===========
                          Total                                                                                              414,040
------------------------------------------------------------------------------------------------------------------------------------



12                        See Notes to Financial Statements.



                          Schedule of Investments (continued)
                          High Yield Fund November 30, 2000

                                                                                                           Principal
                                                                                                           Amount in
                                                                                                               Local
                                                                                 Coupon         Maturity    Currency
                          Investments                                              Rate             Date        (000)          Value
====================================================================================================================================
Containers 1.04%          Portola Packaging, Inc.                                10.75%        10/1/2005     USD  100      $  77,500
                          Stone Container Corp.                                  10.75%        10/1/2002     USD  250        253,750
                                                                                                                         ===========
                          Total                                                                                              331,250
------------------------------------------------------------------------------------------------------------------------------------
Diversified Media 2.68%   Heritage Media Corp.                                    8.75%        2/15/2006     USD  150        146,250
                          Lamar Media Corp.                                      9.625%        12/1/2006     USD  250        256,250
                          The Ackerley Group, Inc.                                9.00%        1/15/2009     USD  500        450,000
                                                                                                                         ===========
                          Total                                                                                              852,500
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities 2.42%  AEI Holding Co.                                        10.50%       12/15/2005     USD  250         19,375
                          AES Corp.                                              10.25%        7/15/2006     USD  500        507,500
                          Calpine Corp.                                          7.875%         4/1/2008     USD  250        244,013
                                                                                                                         ===========
                          Total                                                                                              770,888
------------------------------------------------------------------------------------------------------------------------------------
Energy 4.40%              Chesapeake Energy Corp.                                9.625%         5/1/2005     USD  500        503,750
                          Cross Timbers Oil Co.                                   9.25%         4/1/2007     USD  250        250,625
                          HS Resources, Inc.                                     9.875%        12/1/2003     USD  300        301,500
                          Parker Drilling Co.                                     9.75%       11/15/2006     USD  350        343,875
                                                                                                                         ===========
                          Total                                                                                            1,399,750
------------------------------------------------------------------------------------------------------------------------------------
Food 2.64%                Agrilink Foods, Inc.                                  11.875%        11/1/2008     USD  175        114,625
                          Del Monte Foods Co. (b)                           0.00/12.50%  12/15/2002/2007     USD  500        375,000
                          Doane Pet Care Enterprises, Inc.                        9.75%        5/15/2007     USD  250        173,750
                          Leiner Health Products, Inc.                           9.625%         7/1/2007     USD  225         74,813
                          Twin Laboratories, Inc.                                10.25%        5/15/2006     USD  119        101,745
                                                                                                                         ===========
                          Total                                                                                              839,933
------------------------------------------------------------------------------------------------------------------------------------
Gaming 3.42%              Mohegan Tribal Gaming Authority                         8.75%         1/1/2009     USD  500        489,375
                          Park Place Entertainment Corp.                         9.375%        2/15/2007     USD  250        252,187
                          Venetian Casino/LV Sands                               12.25%       11/15/2004     USD  350        346,500
                                                                                                                         ===========
                          Total                                                                                            1,088,062
------------------------------------------------------------------------------------------------------------------------------------
Healthcare 2.29%          Fresenius Medical Care Capital Trust                    9.00%        12/1/2006     USD  125        120,000
                          Healthsouth Corp.*                                     10.75%        10/1/2008     USD  350        359,437
                          Tenet Healthcare Corp.                                 8.625%        1/15/2007     USD  250        250,938
                                                                                                                         ===========
                          Total                                                                                              730,375
------------------------------------------------------------------------------------------------------------------------------------
Homebuilders 1.56%        D. R. Horton, Inc.                                     10.00%        4/15/2006     USD  500        497,500
------------------------------------------------------------------------------------------------------------------------------------
Hotels 1.56%              Host Marriott Corp.*                                    9.25%        10/1/2007     USD  500        495,000
------------------------------------------------------------------------------------------------------------------------------------
Paper 3.41%               Fonda Group, Inc.                                       9.50%         3/1/2007     USD  125        103,125
                          Four M Corp.                                           12.00%         6/1/2006     USD  150        140,250
                          Indah Kiat International Finance Co.                   12.50%        6/15/2006     USD  150         75,375
                          Packaging Corp. of America                             9.625%         4/1/2009     USD  250        257,500
                          Tembec Finance Corp.                                   9.875%        9/30/2005     USD  500        511,250
                                                                                                                         ===========
                          Total                                                                                            1,087,500
------------------------------------------------------------------------------------------------------------------------------------
Pollution Control 1.35%   Allied Waste North America, Inc.                       7.875%         1/1/2009     USD  500        431,250
------------------------------------------------------------------------------------------------------------------------------------
Publishing/Printing
1.52%                     R.H. Donnelley, Inc.                                   9.125%         6/1/2008     USD  500        482,500
------------------------------------------------------------------------------------------------------------------------------------
Retail 0.52%              Amazon.com, Inc. (b)                              0.00/10.00%    5/1/2003/2008     USD  325        164,125
------------------------------------------------------------------------------------------------------------------------------------
Services 3.57%            Avis Group Holdings, Inc.                              11.00%         5/1/2009     USD  250        268,750
                          Iron Mountain, Inc.                                   10.125%        10/1/2006     USD  750        763,125
                          Pierce Leahy Corp.                                    11.125%        7/15/2006     USD  100        104,375
                                                                                                                         ===========
                          Total                                                                                            1,136,250
------------------------------------------------------------------------------------------------------------------------------------
Steel/Metals 2.08%        Armco, Inc.                                             9.00%        9/15/2007     USD  500        457,500
                          Republic Technologies International LLC                13.75%        7/15/2009     USD  200         20,000
                          WCI Steel, Inc.                                        10.00%        12/1/2004     USD  250        186,250
                                                                                                                         ===========
                          Total                                                                                              663,750




                        See Notes to Financial Statements.                                                               13


                          Schedule of Investments (continued)
                          High Yield Fund November 30, 2000

                                                                                                           Principal
                                                                                                           Amount in
                                                                                                               Local
                                                                                 Coupon         Maturity    Currency
                          Investments                                              Rate             Date        (000)          Value
====================================================================================================================================
Technology 7.17%          DynCorp                                                 9.50%         3/1/2007      USD  210    $  166,950
                          Exodus Communications, Inc.                            10.75%       12/15/2009      USD  500       400,000
                          Exodus Communications, Inc.*                          11.625%        7/15/2010      USD  500       392,500
                          Fisher Scientific International, Inc.                   9.00%         2/1/2008      USD  250       225,000
                          Flextronics International Ltd.                         9.875%         7/1/2010      USD  350       336,000
                          Globix Corp.                                           12.50%         2/1/2010      USD  250        96,250
                          L-3 Communications Holdings, Inc.                     10.375%         5/1/2007      USD  650       667,875
                                                                                                                         ===========
                          Total                                                                                            2,284,575
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications 16.38% AMSC Acquisition Co., Inc.                             12.25%         4/1/2008      USD  150        81,000
                          Crown Castle International Corp.                       10.75%         8/1/2011      USD  350       350,000
                          Global Crossing Holdings Ltd.                          9.125%       11/15/2006      USD  250       218,750
                          Intermedia Communications, Inc. (b)               0.00/12.25%    3/1/2004/2009      USD  100        56,500
                          Level 3 Communications, Inc.                           11.25%        3/15/2010      USD  350       253,750
                          Metromedia Fiber Network, Inc.                         10.00%       12/15/2009      USD  250       191,250
                          Nextel Communications, Inc.                            12.00%        11/1/2008      USD 1,000    1,032,500
                          Nextlink Communications, Inc.                          10.75%       11/15/2008      USD  300       199,500
                          Partner Communications Co. Ltd.                        13.00%        8/15/2010      USD  250       203,125
                          SBA Communications Corp. (b)                      0.00/12.00%    3/1/2003/2008      USD  250       191,250
                          Slovak Wireless Finance Co. (d)                        11.25%        3/30/2007      EUR  175       143,049
                          Triton PCS Holdings, Inc. (b)                     0.00/11.00%    5/1/2003/2008      USD  250       189,375
                          TeleCorp PCS, Inc.                                    10.625%        7/15/2010      USD  400       380,000
                          Teligent, Inc.                                         11.50%        12/1/2007      USD  250        32,500
                          Versatel Telecom International N.V.                   11.875%        7/15/2009      USD  250       161,250
                          Voicestream Wireless Corp.                            10.375%       11/15/2009      USD  300       319,500
                          Western Wireless Corp.                                 10.50%         6/1/2006      USD  500       517,500
                          Williams Communications Group, Inc.*                  11.875%         8/1/2010      USD  500       387,500
                          Winstar Communications, Inc.                           12.50%        4/15/2008      USD  500       307,500
                                                                                                                         ===========
                          Total                                                                                            5,215,799
------------------------------------------------------------------------------------------------------------------------------------
Textiles 0.80%            Galey & Lord, Inc.                                     9.125%         3/1/2008      USD   75        37,875
                          Interface, Inc.                                         9.50%       11/15/2005      USD  100        96,500
                          Levi Strauss Associates, Inc.                           6.80%        11/1/2003      USD  150       121,500
                                                                                                                         ===========
                          Total                                                                                              255,875
                          Total High Yield Corporate Debt
                          (Cost $29,866,458)                                                                              25,947,334
====================================================================================================================================
Investment-Grade Bonds 4.52%
====================================================================================================================================
Broadcasting 1.35%        Fox/Liberty Networks LLC (b)                       0.00/9.75%   8/15/2002/2007      USD  500       431,250
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets
Sovereign
Debt 0.31%                State of Qatar                                          9.75%        6/15/2030      USD  100        98,275
------------------------------------------------------------------------------------------------------------------------------------
Energy 1.61%              Gulf Canada Resources Ltd.                              8.35%         8/1/2006      USD  500       511,250
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications 1.25%  Clearnet Communications, Inc. (b)                0.00/10.125%    5/1/2004/2009      USD  500       397,500
                          Total Investment-Grade Bonds (Cost $1,372,747)                                                   1,438,275
====================================================================================================================================
Convertible Debt 2.78%
====================================================================================================================================
Cable 0.26%               Echostar Communications Corp.                          4.875%         1/1/2007      USD  100        84,375
------------------------------------------------------------------------------------------------------------------------------------
Energy 1.06%              Kerr-McGee Corp.                                        5.25%        2/15/2010      USD  175       211,312
                          Parker Drilling Co.                                     5.50%         8/1/2004      USD  150       126,187
                                                                                                                         ===========
                          Total                                                                                              337,499
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals 0.66%     Teva Pharmaceutical Industries Ltd.*                    1.50%       10/15/2005      USD  200       209,750
------------------------------------------------------------------------------------------------------------------------------------
Technology 0.51%          Cypress Semiconductor Corp.                             3.75%         7/1/2005      USD  100        73,250
                          LSI Logic Corp.                                         4.00%        2/15/2005      USD  125        88,125
                                                                                                                         ===========
                          Total                                                                                              161,375
------------------------------------------------------------------------------------------------------------------------------------

14                        See Notes to Financial Statements.



                          Schedule of Investments (continued)
                          High Yield Fund November 30, 2000

                                                                                                           Principal
                                                                                                           Amount in
                                                                                                               Local
                                                                                 Coupon         Maturity    Currency
                          Investments                                              Rate             Date        (000)          Value
====================================================================================================================================
Telecommunications 0.29%  COLT Telecom Group plc (d)                              2.00%         4/3/2007  EUR    150      $   93,591
------------------------------------------------------------------------------------------------------------------------------------
                          Total Convertible Debt (Cost $940,897)                                                             886,590
====================================================================================================================================
Convertible Preferred Stocks 0.65%
====================================================================================================================================
                                                                                                  Coupon
                                                                                                    Rate     Shares
------------------------------------------------------------------------------------------------------------------------------------
Cable 0.14%               UnitedGlobalCom, Inc.                                                    7.00%      2,000           46,000
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities 0.51%  TXU Corp.                                                               9.250%      3,500          161,438
                          Total Convertible Preferred Stocks (Cost $264,272)                                                 207,438
====================================================================================================================================
Common Stock 0.00%
====================================================================================================================================
Cable 0.00%               UnitedGlobalCom, Inc. (Cost $1,750)                                                    50              756
====================================================================================================================================
Warrants  0.02%
====================================================================================================================================
Steel/Metals 0.00%        Republic Technologies International LLC (c)                                           200                1
------------------------------------------------------------------------------------------------------------------------------------
Telecommunications 0.02%  Motient Corp. (c)                                                                     150            6,319
                          Total Warrants (Cost $7,502)                                                                         6,320
------------------------------------------------------------------------------------------------------------------------------------
                          Total Long-Term Investments (Cost $32,453,626)                                                  28,486,713
====================================================================================================================================
Short-Term Investments 8.98%                                                                              Principal
                                                                                                             Amount
                                                                                                              (000)
====================================================================================================================================
                          American Express Credit Corp. 6.50% due 12/1/2000                                  $1,480        1,480,000
                          Associates Corp. 6.53% due 12/1/2000                                                1,380        1,380,000
------------------------------------------------------------------------------------------------------------------------------------
                          Total Short-Term Investments (Cost $2,860,000)                                                   2,860,000
------------------------------------------------------------------------------------------------------------------------------------
                          Total Investments 98.43% (Cost $35,313,626)                                                    $31,346,713
====================================================================================================================================

                          (a) Security (or a portion of security) on loan. See Note 5.
                          (b) Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined coupon rate.
                          (c) The rate shown represents yield at November 30, 2000.
                          (d) Foreign security.
                           *  Restricted security under Rule 144A.
IO-Interest Only
PO-Principal Only




                        See Notes to Financial Statements.                                              15

 Statements of Assets and Liabilities
 November 30, 2000


                                                                                 Limited Duration
                                                             U.S. Government       U.S. Government       Balanced      High Yield
                                                           Securities Series     Securities Series         Series            Fund
ASSETS:
    Investments in securities, at cost                        $1,453,098,039           $18,794,029   $115,061,619    $35,313,626
------------------------------------------------------------------------------------------------------------------------------------
    Investments in securities, at value                       $1,470,166,688           $18,835,841   $106,313,773    $31,346,713
    Cash                                                              16,954                   376        100,966        104,892
    Market value of collateral for securities loaned              88,766,102                     -              -              -
    Receivables:
        Investment securities sold                               230,754,518             3,707,887              -        166,438
        Interest                                                   8,424,611               203,314              -        742,920
        Capital shares sold                                        1,608,708                 2,093        164,580        121,196
        From Underlying Funds                                              -                     -        425,276              -
------------------------------------------------------------------------------------------------------------------------------------
    Total assets                                               1,799,737,581            22,749,511    107,004,595     32,482,159
------------------------------------------------------------------------------------------------------------------------------------

 LIABILITIES:
    Securities lending collateral                                 88,766,102                     -              -              -
    Payables:
        Investment securities purchased                          450,538,154             9,167,064              -        446,498
        Dividends                                                  5,148,220                48,405              -              -
        Capital shares reacquired                                  2,253,651                30,065        215,645        147,744
        Trustees' fees                                             1,102,425                 2,054          4,634            609
        12b-1 distribution fees                                      603,656                 4,668         93,545         21,725
        Management fee                                               530,255                 5,530              -         16,371
        Variation margin                                              54,843                     -              -              -
        Forward foreign currency exchange contracts                        -                     -              -          2,303
    Accrued expenses and other liabilities                           440,116                12,878         25,663             96
------------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                            549,437,422             9,270,664        339,487        635,346
====================================================================================================================================
 NET ASSETS                                                   $1,250,300,159           $13,478,847   $106,665,108    $31,846,813
====================================================================================================================================


 COMPOSITION OF NET ASSETS:
 Paid-in capital                                               1,882,692,610            14,589,218    110,539,036     37,566,442
 Undistributed (distributions
  in excess of) net investment income                           (23,176,261)              282,987        408,162        (56,795)
 Accumulated net realized gain
    (loss) on investments, futures contracts
    and foreign currency related transactions                   (626,060,609)           (1,435,170)     4,465,756     (1,693,618)
 Net unrealized appreciation (depreciation) on
    investments, futures contracts and translation
    of assets and liabilities denominated in
    foreign currencies                                            16,844,419                41,812     (8,747,846)    (3,969,216)
 Net Assets                                                   $1,250,300,159           $13,478,847   $106,665,108    $31,846,813
====================================================================================================================================

 Net Assets by class:
 Class A Shares                                               $1,126,886,552           $ 9,312,356   $ 75,360,482    $17,496,166
 Class B Shares                                               $   30,250,329                     -   $ 15,526,665    $ 8,633,076
 Class C Shares                                               $   93,163,278           $ 4,166,491   $ 15,777,961    $ 5,716,504
 Class Y Shares                                                            -                     -              -      $   1,067

 Outstanding shares by class:
 Class A Shares                                                  449,631,436             2,094,972      6,472,463      2,085,872
 Class B Shares                                                   12,027,964                     -      1,335,545      1,031,701
 Class C Shares                                                   37,043,053               939,239      1,358,620        682,797
 Class Y Shares                                                            -                     -              -        127.336

 Net asset value, offering and redemption price per share
 (net assets divided by outstanding shares):
 Class A Shares-Net asset value                                        $2.51                 $4.45         $11.64          $8.39
 Class A Shares-Maximum offering price
 (Net asset value plus sales charge of
   4.75%, 3.25%, 5.75% and 4.75%, respectively)                        $2.64                 $4.60         $12.35          $8.81
 Class B Shares-Net asset value                                        $2.52                  -            $11.63          $8.37
 Class C Shares-Net asset value                                        $2.52                 $4.44         $11.61          $8.37
 Class Y Shares-Net asset value                                         -                     -              -             $8.38
====================================================================================================================================

16                        See Notes to Financial Statements.


Statements of Operations
For the Year Ended November 30, 2000


                                                                                      Limited Duration
                                                                    U.S. Government    U.S. Government      Balanced    High Yield
 Investment Income:                                               Securities Series  Securities Series        Series         Fund
====================================================================================================================================
 Interest*                                                             $ 91,027,721+      $  959,439+   $    18,144   $ 3,227,345+
 Dividends                                                                        -                -      5,615,825        14,923
------------------------------------------------------------------------------------------------------------------------------------
 Total investment income                                                 91,027,721          959,439      5,633,969     3,242,268
------------------------------------------------------------------------------------------------------------------------------------
 Expenses:
 Management fee                                                           6,685,999           67,585        790,477       193,939
 12b-1 distribution plan-Class A                                          4,266,678                -        267,314        65,519
 12b-1 distribution plan-Class B                                            291,727                -        146,142        88,105
 12b-1 distribution plan-Class C                                            979,034           43,469        158,360        64,838
 Shareholder servicing                                                    2,104,241           18,286        273,452        39,588
 Reports to shareholders                                                    348,424            3,446         45,286        22,053
 Custody                                                                    249,222            2,889            196        10,021
 Professional                                                               148,666           15,403         30,763        17,376
 Registration                                                                58,463           22,143         60,561        28,111
 Trustees' fees                                                              55,398              387          4,058           841
 Other                                                                      119,212            3,066         12,013         2,856
------------------------------------------------------------------------------------------------------------------------------------
 Gross expenses                                                          15,307,064          176,674      1,788,622       533,247
    Management fee waived                                                         -          (62,055)      (790,477)     (110,822)
    Expense reductions                                                     (236,561)          (8,642)        (1,054)       (5,539)
    Expenses assumed by Lord, Abbett & Co.                                        -          (20,125)             -       (49,854)
    Expenses assumed by Underlying Funds                                          -                -       (425,276)            -
------------------------------------------------------------------------------------------------------------------------------------
 Net expenses                                                            15,070,503           85,852        571,815       367,032
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                   75,957,218          873,587      5,062,154     2,875,236
------------------------------------------------------------------------------------------------------------------------------------

 Realized and unrealized gain (loss)
 Capital gains received from Underlying Funds                                     -                -      4,845,379             -
 Net realized gain (loss) on investments,
    futures contracts and foreign currency
    related transactions                                                 (8,353,469)           4,278       (235,728)   (1,369,791)
 Net change in unrealized appreciation/depreciation
    on investments, futures contracts
    and translation of assets and liabilities
    denominated in foreign currencies                                    43,206,084+         161,627+    (4,864,095)   (3,184,056)+
====================================================================================================================================
 Net realized and unrealized gain (loss)                                 34,852,615          165,905       (254,444)   (4,553,847)
====================================================================================================================================
 Net Increase (Decrease) in Net Assets Resulting From Operations       $110,809,833       $1,039,492    $ 4,807,710   $(1,678,611)
====================================================================================================================================

 +Includes amortization of premium. See Note 2.
 *Includes interest expense of $594,751 for U.S. Government Securities Series.




                        See Notes to Financial Statements.                                                  17

Statements of Changes in Net Assets
 For the Year Ended November 30, 2000


                                                                                   Limited Duration
INCREASE (DECREASE) IN NET ASSETS                             U.S. Government    U.S. Government         Balanced       High Yield
                                                            Securities Series   Securities Series          Series             Fund
====================================================================================================================================
Operations:
 Net investment income                                         $  75,957,218          $  873,587     $ 5,062,154      $ 2,875,236
 Capital gains received from Underlying Funds                              -                   -       4,845,379                -
 Net realized gain (loss) on investments,
    futures contracts and foreign currency
    related transactions                                          (8,353,469)              4,278        (235,728)      (1,369,791)
 Net change in unrealized appreciation/depreciation
    on investments, futures contracts
    and translation of assets and liabilities
    denominated in foreign currencies                             43,206,084             161,627      (4,864,095)      (3,184,056)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
  from operations                                                110,809,833           1,039,492       4,807,710       (1,678,611)
====================================================================================================================================

 Distributions to shareholders from:
 Net investment income
    Class A                                                      (76,422,094)           (517,765)     (3,783,713)      (1,691,547)
    Class B                                                       (1,654,487)                  -        (635,015)        (826,722)
    Class C                                                       (5,838,500)           (194,173)       (689,109)        (610,845)
    Class Y                                                                -                   -               -             (118)
 Net realized gain
    Class A                                                                -                   -      (3,953,149)               -
    Class B                                                                -                   -        (723,063)               -
    Class C                                                                -                   -        (840,056)               -
    Class Y                                                                -                   -               -                -
------------------------------------------------------------------------------------------------------------------------------------
 Total distributions to shareholders                             (83,915,081)           (711,938)    (10,624,105)      (3,129,232)
====================================================================================================================================

 Capital share transactions:
 Net proceeds from sales of shares                                71,923,815           6,460,884      26,513,669       14,844,966
 Reinvestment of distributions                                    48,643,322             372,557      10,257,210        2,062,341
 Cost of shares reacquired                                      (402,751,802)         (9,931,175)   ( 24,419,843)      (8,941,622)
------------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting
  from capital share transactions                               (282,184,665)         (3,097,734)     12,351,036        7,965,685
====================================================================================================================================
 Net increase (decrease) in net assets                          (255,289,913)         (2,770,180)      6,534,641        3,157,842
====================================================================================================================================

 NET ASSETS:

 Beginning of year                                             1,505,590,072          16,249,027     100,130,467       28,688,971
------------------------------------------------------------------------------------------------------------------------------------
 End of year                                                  $1,250,300,159         $13,478,847    $106,665,108      $31,846,813
====================================================================================================================================
 Undistributed (distributions in excess of)
  net investment income                                       $  (23,176,261)        $   282,987     $   408,162      $   (56,795)
====================================================================================================================================


18              See Notes to Financial Statements.


Statements of Changes in Net Assets

                                                                                                                           12/31/98*
                                                                                                                            through
                                                                      Year Ended November 30, 1999                         11/30/99
                                                          ----------------------------------------------------------  --------------
                                                                                 Limited Duration
INCREASE (DECREASE) IN NET ASSETS                             U.S. Government      U.S. Government       Balanced       High Yield
                                                            Securities Series    Securities Series         Series             Fund
====================================================================================================================  ==============
Operations:
 Net investment income                                        $  102,421,267        $    847,235      $ 3,574,568     $ 1,688,286
 Capital gains received from Underlying Funds                              -                   -        5,313,805               -
 Net realized gain (loss) from investment transactions           (42,249,816)           (240,747)         302,422        (301,197)
 Net change in unrealized appreciation/depreciation
    on investments                                               (83,086,441)           (289,099)      (2,306,194)       (811,614)
--------------------------------------------------------------------------------------------------------------------  --------------
 Net increase (decrease) in net assets
     resulting from operations                                   (22,914,990)            317,389        6,884,601         575,475
====================================================================================================================  ==============

 Distributions to shareholders from:
 Net investment income
    Class A                                                      (97,345,650)           (472,868)      (2,628,685)       (876,233)
    Class B                                                       (1,803,475)                  -         (356,628)       (430,430)
    Class C                                                       (7,819,153)           (260,051)        (401,107)       (348,682)
    Class Y                                                                -                   -                -             (61)
 Net realized gain
    Class A                                                                -                   -       (4,050,949)              -
    Class B                                                                -                   -         (489,278)              -
    Class C                                                                -                   -         (712,935)              -
    Class Y                                                                -                   -                -               -
--------------------------------------------------------------------------------------------------------------------  --------------
 Total distributions to shareholders                            (106,968,278)           (732,919)      (8,639,582)     (1,655,406)
====================================================================================================================  ==============

 Capital share transactions:
 Net proceeds from sales of shares                               172,166,389          17,365,011       48,045,051      34,490,372
 Reinvestment of distributions                                    60,370,240             408,519        8,333,627       1,171,760
 Cost of shares reacquired                                      (499,467,543)        (12,108,778)     (12,167,934)     (5,893,230)
--------------------------------------------------------------------------------------------------------------------  --------------
 Net increase (decrease) in net assets resulting
    from capital share transactions                             (266,930,914)          5,664,752       44,210,744      29,768,902
====================================================================================================================  ==============
 Net increase (decrease) in net assets                          (396,814,182)          5,249,222       42,455,763      28,688,971
====================================================================================================================  ==============

 NET ASSETS:
 Beginning of period                                           1,902,404,254          10,999,805       57,674,704               -
--------------------------------------------------------------------------------------------------------------------  --------------
 End of period                                                $1,505,590,072        $ 16,249,027     $100,130,467     $28,688,971
====================================================================================================================  ==============
 Undistributed (distributions in excess of)
    net investment income                                       $ (6,938,931)         $  166,236       $  228,203      $   32,880
====================================================================================================================  ==============

 *Commencement of operations.

              See Notes to Financial Statements.                                                                        19


Financial Highlights
U.S.Government Securities Series


                                                                                     Year Ended 11/30,
                                                           ------------------------------------------------------------------
                                                               2000             1999          1998        1997        1996
 Per Share Operating Performance (Class A Shares)
 Net asset value, beginning of year                            $2.45             $2.64       $2.59       $2.63       $2.73
                                                           ================  ===========   ==========   ========    =========
 Investment operations
    Net investment income (net of interest expense)              .14(a)(c)(f)      .15(a)      .17(a)      .20(a)      .22
    Net realized and unrealized gain (loss) on investments       .08(f)           (.18)        .05        (.03)       (.11)
                                                           ----------------  -----------   ----------   --------    ---------
      Total from investment operations                           .22              (.03)        .22         .17         .11
                                                           ----------------  -----------   ----------   --------    ---------

 Distributions to shareholders from:
    Net investment income                                       (.16)             (.16)       (.17)       (.21)       (.21)
                                                           ----------------  -----------   ----------   --------    ---------
 Net asset value, end of year                                  $2.51             $2.45       $2.64       $2.59       $2.63
                                                           ================  ===========   ==========   ========    =========

 Total Return(b)                                                8.68%             (.72)%      8.86%       6.67%       4.41%

 Ratios to Average Net Assets
    Expenses, including expense reductions                      1.11%(g)          1.02%        .96%        .92%        .88%
    Expenses, excluding expense reductions                      1.12%(g)          1.02%        .96%        .92%        .88%
    Net investment income                                       5.75%(f)          6.07%       6.36%       7.82%       8.12%



                                                                                          Year Ended 11/30,         8/1/1996(d)
                                                           ------------------------------------------------------       to
                                                                2000             1999        1998        1997      11/30/1996
 Per Share Operating Performance (Class B Shares)
 Net asset value, beginning of period                          $2.45             $2.64       $2.58       $2.63       $2.57
                                                           ================  ===========   ==========   ========    =========
 Investment operations
    Net investment income (net of interest expense)              .12(a)(c)(f)      .14(a)      .14(a)      .18(a)      .06
    Net realized and unrealized gain (loss) on investments       .09(f)           (.19)        .07        (.04)        .06
                                                           ----------------  -----------   ----------   --------    ---------
      Total from investment operations                           .21              (.05)        .21         .14         .12
                                                           ----------------  -----------   ----------   --------    ---------
 Distributions to shareholders from:
    Net investment income                                       (.14)             (.14)       (.15)       (.19)       (.06)
                                                           ----------------  -----------   ----------   --------    ---------
 Net asset value, end of period                                $2.52             $2.45       $2.64       $2.58       $2.63
                                                           ================  ===========   ==========   ========    =========

 Total Return(b)                                                8.39%            (1.43)%      8.49%       5.47%       5.45%(e)

 Ratios to Average Net Assets
    Expenses, including expense reductions                      1.76%(g)          1.69%       1.66%       1.64%        .48%(e)
    Expenses, excluding expense reductions                      1.77%(g)          1.69%       1.66%       1.64%        .48%(e)
    Net investment income                                       5.10%(f)          5.33%       5.36%       6.77%       2.21%(e)


20            See Notes to Financial Statements.

U.S. Government Securities Series



                                                                             Year Ended 11/30,                      7/15/1996(d)
                                                           ------------------------------------------------------       to
 Per Share Operating Performance (Class C Shares)              2000               1999        1998        1997     11/30/1996

 Net asset value, beginning of period                          $2.45             $2.65       $2.59       $2.63       $2.55
                                                           ================  ===========   ==========   ========    =========
 Investment operations
    Net investment income (net of interest expense)              .13(a)(c)(f)      .14(a)      .15(a)      .18(a)      .07
    Net realized and unrealized gain (loss) on investments       .08(f)           (.20)        .06        (.03)        .08
                                                           ----------------  -----------   ----------   --------    ---------
      Total from investment operations                           .21              (.06)        .21         .15         .15
                                                           ----------------  -----------   ----------   --------    ---------

 Distributions to shareholders from:
    Net investment income                                       (.14)             (.14)       (.15)       (.19)       (.07)
                                                           ----------------  -----------   ----------   --------    ---------
 Net asset value, end of period                                $2.52             $2.45       $2.65       $2.59       $2.63
                                                           ================  ===========   ==========   ========    =========

 Total Return(b)                                                8.38%            (1.80)%      8.47%       5.86%       6.49%(e)

 Ratios to Average Net Assets
    Expenses, including expense reductions                      1.76%(g)          1.64%       1.62%       1.55%        .60%(e)
    Expenses, excluding expense reductions                      1.77%(g)          1.64%       1.62%       1.55%        .60%(e)
    Net investment income                                       5.15%(f)          5.46%       5.69%       7.25%       2.60%(e)


                                                                                          Year Ended 11/30,
                                                           ------------------------------------------------------------------------
 Supplemental Data for All Classes:                            2000             1999          1998         1997          1996
====================================================================================================================================
    Net assets, end of year (000)                            $1,250,300     $1,505,590    $1,902,404    $2,286,412    $2,907,291
    Portfolio turnover rate                                      406.10%        396.37%       399.64%       712.82%       820.59%
====================================================================================================================================

 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Interest expense is less than $0.01.
 (d) Commencement of offering of class shares.
 (e) Not annualized.
 (f) Includes impact of amortization of premium. See Note 2. The effect of the change on the per share data and ratio of net  investment income to average net assets is as follows:

                                                                Class A             Class B                Class C
    Net investment income per share                             $(.01)               $(.01)                 $(.01)
    Net realized and unrealized gain on investments               .01                  .01                    .01
    Net investment income to average net assets                  (.32%)               (.32%)                 (.32%)

 (g) Ratio includes interest expense.


            See Notes to Financial Statements.                                                                  21

Financial Highlights
Limited Duration U.S. Government Securities Series



                                                                            Year Ended 11/30,                  Month        Year
                                                            ------------------------------------------------   Ended        Ended
                                                                2000          1999       1998        1997     11/30/1996  10/31/1996
 Per Share Operating Performance (Class A Shares
 Net asset value, beginning of period                          $4.34         $4.46      $4.40      $4.42       $4.39        $4.53
                                                            ==============  =========  =========  ========   ==========  =========
 Investment operations
    Net investment income                                        .27(a)(e)     .27(a)     .26(a)     .25(a)      .02          .19
    Net realized and unrealized gain (loss) on investments       .08(e)       (.15)       .04       (.02)        .03         (.07)
                                                            --------------  ---------  ---------  --------   ----------  ---------
      Total from investment operations                           .35          0.12        .30        .23         .05          .12
                                                            --------------  ---------  ---------  --------   ----------  ---------

 Distributions to shareholders from:
    Net investment income                                       (.24)         (.24)      (.24)      (.25)       (.02)        (.26)
                                                            --------------  ---------  ---------  --------   ----------  ---------
 Net asset value, end of period                                $4.45         $4.34      $4.46      $4.40       $4.42        $4.39
                                                            ==============  =========  =========  ========   ==========  =========

 Total Return(b)                                                8.03%         3.05%      7.06%      5.46%       1.15%(c)     2.67%

 Ratios to Average Net Assets
    Expenses, including waiver and expense reductions            .29%          .32%       .47%       .51%        .11%(c)     1.81%
    Expenses, excluding waiver and expense reductions            .91%         1.00%      1.38%      1.40%        .13%(c)     2.73%
    Net investment income                                       6.27%(e)      6.21%      5.86%      5.81%        .41%(c)     4.58%



                                                                          Year Ended 11/30,                    Month     Year
                                                            ------------------------------------------------   Ended     Ended
                                                              2000          1999       1998        1997     11/30/1996  10/31/1996
 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period                        $4.33          $4.47       $4.40     $4.42       $4.39        $4.34
                                                           =============  =========  =========  ========   ==========  =========
 Investment operations
    Net investment income                                      .23(a)(e)      .23(a)      .22(a)    .21(a)      .01          .07
    Net realized and unrealized gain (loss) on investments     .08(e)        (.17)        .05      (.02)        .04          .05
                                                           -------------  ---------  ---------  --------   ----------  ---------
      Total from investment operations                         .31            .06         .27       .19         .05          .12
                                                           -------------  ---------  ---------  --------   ----------  ---------

 Distributions to shareholders from:
    Net investment income                                     (.20)          (.20)       (.20)     (.21)       (.02)        (.07)
                                                           -------------  ---------  ---------  --------   ----------  ---------
 Net asset value, end of period                              $4.44          $4.33       $4.47     $4.40       $4.42        $4.39
                                                           =============  =========  =========  ========   ==========  =========

 Total Return(b)                                              7.23%          1.33%       6.23%     4.45%       1.09%(c)     2.98%(c)

 Ratios to Average Net Assets
    Expenses, including waiver and expense reductions         1.29%          1.29%       1.35%     1.44%        .19%(c)      .69%(c)
    Expenses, excluding waiver and expense reductions         1.91%          1.97%       2.26%     2.32%        .21%(c)      .77%(c)
    Net investment income                                     5.35%(e)       5.30%       4.94%     4.84%        .33%(c)     1.26%(c)

                                                                           Year Ended 11/30,                   Month       Year
                                                             ------------------------------------------------  Ended       Ended
 Supplemental Data for All Classes:                            2000        1999       1998        1997       11/30/1996  10/31/1996
==================================================================================================================================
    Net assets, end of period (000)                            $13,479    $16,249    $11,000      $10,276    $12,696     $12,735
    Portfolio turnover rate                                     448.04%    310.16%    346.67%      343.53%    175.98%     340.62%
==================================================================================================================================

 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering of class shares.
 (e) Includes impact of amortization of premium. See Note 2. The effect of the change on the per share data and ratio of net  investment income to average net assets is as follows:

                                                                 Class A           Class C
    Net investment income per share                            $(.01)                $(.01)
    Net realized and unrealized gain (loss) per share            .01                   .01
    Net investment income to average net assets                 (.13%)                (.13%)


22            See Notes to Financial Statements.

Financial Highlights
Balanced Series

                                                                            Year Ended 11/30,                 Month         Year
                                                            ------------------------------------------------  Ended         Ended
                                                                2000          1999       1998        1997    11/30/1996  10/31/1996
 Per Share Operating Performance (Class A Shares
Net asset value, beginning of period                           $12.34     $12.87       $12.80    $11.81     $11.30      $10.71
                                                              =========   ========    ========   ========   =======    =========
Investment operations
        Net investment income                                     .58(a)     .54(a)       .54(a)    .47(a)     .03         .47
        Net realized and unrealized gain (loss) on investments   (.01)       .61          .40      1.15        .52         .73
                                                              ---------   --------    --------   --------   -------    ---------
                Total from investment operations                  .57       1.15         0.94      1.62        .55        1.20
                                                              ---------   --------    --------   --------   -------    ---------
Distributions to shareholders from:
        Net investment income                                    (.60)      (.54)        (.52)     (.46)      (.04)       (.46)
        Net realized gain                                        (.67)     (1.14)        (.35)     (.17)        -         (.15)
                                                              ---------   --------    --------   --------   -------    ---------
                Total distributions                             (1.27)     (1.68)        (.87)     (.63)      (.04)       (.61)
                                                              ---------   --------    --------   --------   -------    ---------
Net asset value, end of period                                 $11.64     $12.34       $12.87    $12.80     $11.81      $11.30
                                                              =========   ========    ========   ========   =======    =========
Total Return(b)                                                  4.85%     10.01%        7.69%    14.24%      4.89%(c)   11.55%
Ratios to Average Net Assets
        Expenses, including waiver and expense reductions         .36%       .25%         .27%     1.10%       .07%(c)     .93%
        Expenses, excluding waiver and expense reductions        1.51%      1.00%         .92%     1.53%       .11%(c)    1.59%
        Net investment income                                    4.94%      4.41%        4.28%     3.89%       .26%(c)    4.18%



                                                                Year Ended 11/30,        5/1/1998(d)
                                                            --------------------------      to
                                                                2000          1999       11/30/1998

Per Share Operating Performance (Class B Shares)
Net asset value, beginning of period                            $12.32       $12.86       $13.14
                                                                ======       ======       =======
Investment operations
    Net investment income                                          .53(a)       .52(a)       .25(a)
    Net realized and unrealized gain (loss) on investments        (.04)         .52         (.28)
                                                                ------       ------       -------
            Total from investment operations                       .49         1.04         (.03)
                                                                ------       ------       -------
Distributions to shareholders from:
        Net investment income                                     (.51)        (.44)        (.25)
        Net realized gain                                         (.67)       (1.14)           -
                                                                ------       ------       -------
        Total distributions                                      (1.18)       (1.58)        (.25)
                                                                ------       ------       -------
Net asset value, end of period                                  $11.63       $12.32       $12.86
                                                                ======       ======       =======
Total Return(b)                                                   4.22%        9.03%        (.16)%(c)
Ratios to Average Net Assets
        Expenses, including waiver and expense reductions         1.00%        1.00%         .61%(c)
        Expenses, excluding waiver and expense reductions         2.15%        1.75%        1.26%(c)
        Net investment income                                     4.52%        4.28%        1.98%(c)


            See Notes to Financial Statements.                                                 23


Balanced Series

                                                                      Year Ended 11/30,                        Month    7/15/1996(d)
                                                            ------------------------------------------------   Ended        to
                                                                2000          1999       1998        1997     11/30/1996  10/31/1996

 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period                       $12.31       $12.85     $12.78     $11.79       $11.29        $10.73
                                                            =========    ========   ========   ========     =======     =========
 Investment operations
    Net investment income                                      .50(a)       .52(a)     .41(a)     .35(a)       .01           .04
    Net realized and unrealized gain (loss) on investments    (.02)         .52        .40       1.15          .53           .63
                                                           -------------  ---------  ---------  --------   ----------  ---------
      Total from investment operations                         .48         1.04        .81       1.50          .54           .67
                                                           -------------  ---------  ---------  --------   ----------  ---------

 Distributions to shareholders from:
    Net investment income                                     (.51)        (.44)      (.39)      (.34)        (.04)         (.07)
    Net realized gain                                         (.67)       (1.14)      (.35)      (.17)           -          (.04)
                                                           -------------  ---------  ---------  --------   ----------  ---------
      Total distributions                                    (1.18)       (1.58)      (.74)      (.51)        (.04)         (.11)
                                                           -------------  ---------  ---------  --------   ----------  ---------
 Net asset value, end of period                             $11.61       $12.31     $12.85     $12.78       $11.79        $11.29
                                                            =========    ========   ========   ========    =======     =========

 Total Return(b)                                              4.12%        9.03%      6.62%     13.14%        4.76%(c)      7.78%(c)

 Ratios to Average Net Assets
    Expenses, including waiver and expense reductions         1.00%        1.00%      1.26%      2.08%         .16%(c)       .62%(c)
    Expenses, excluding waiver and expense reductions         2.15%        1.75%      1.91%      2.51%         .20%(c)       .77%(c)
    Net investment income                                     4.28%        4.28%      3.24%      2.88%         .17%(c)       .70%(c)


                                                                            Year Ended 11/30,                 Month         Year
                                                            ------------------------------------------------  Ended         Ended
                                                                2000          1999       1998        1997    11/30/1996  10/31/1996
 Supplemental Data for All Classes:
====================================================================================================================================
    Net assets, end of period (000)                        $106,665    $100,130      $57,675     $20,340     $11,406        $10,988
    Portfolio turnover rate                                   3.86%       8.30%      131.36%     216.07%      10.05%        187.78%
====================================================================================================================================

 (a) Calculated using average shares outstanding during the period.
 (b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (c) Not annualized.
 (d) Commencement of offering of class shares.



24                          See Notes to Financial Statements.

Financial Highlights
High Yield Fund


                                                        Year       12/31/1998(a)
                                                       Ended           to
 Per Share Operating Performance (Class A Shares)     11/30/2000  11/30/1999
 Net asset value, beginning of period                  $9.72       $10.08
                                                       ========    =======
 Investment operations
    Net investment income(b)                             .85(f)       .83
    Net realized and unrealized loss on investments    (1.25)(f)     (.34)
                                                       --------     ------
      Total from investment operations                  (.40)         .49
                                                       --------     ------

 Distributions to shareholders from:
    Net investment income                               (.93)        (.85)
                                                       --------     ------
 Net asset value, end of period                        $8.39        $9.72
                                                       ======      =======

 Total Return(c)                                       (4.60)%       4.99%(d)

 Ratios to Average Net Assets
    Expenses, including waiver and expense reductions    .86%         .46%(d)
    Expenses, excluding waiver and expense reductions   1.37%        1.25%(d)
    Net investment income                               9.18%(f)     8.44%(d)


                                                       Year        12/31/1998(a)
                                                      Ended            to
 Per Share Operating Performance (Class B Shares)    11/30/2000   11/30/1999
 Net asset value, beginning of period                   $9.70        $10.08
                                                       =======     ========
 Investment operations
    Net investment income(b)                              .79(f)        .78
    Net realized and unrealized loss on investments     (1.24)(f)      (.37)
                                                       --------     --------
      Total from investment operations                   (.45)          .41
                                                       --------     --------

 Distributions to shareholders from:
    Net investment income                                (.88)         (.79)
                                                       --------     --------
 Net asset value, end of period                         $8.37         $9.70
                                                       ========    ========

 Total Return(c)                                        (5.17)%        4.22%(d)

 Ratios to Average Net Assets
    Expenses, including waiver and expense reductions    1.48%          .90%(d)
    Expenses, excluding waiver and expense reductions    1.99%         1.45%(d)
    Net investment income                                8.57%(f)      7.92%(d)



            See Notes to Financial Statements.                             25

High Yield Fund
                                                            Year   12/31/1998(a)
                                                           Ended           to
                                                       11/30/2000   11/30/1999
 Per Share Operating Performance (Class C Shares)
 Net asset value, beginning of period                      $9.70      $10.08
                                                         =========   =========
 Investment operations
    Net investment income(b)                                .79(f)       .78
    Net realized and unrealized loss on investments       (1.24)(f)     (.37)
                                                         ---------   ---------
      Total from investment operations                     (.45)         .41
                                                         ---------   ---------

 Distributions to shareholders from:
    Net investment income                                  (.88)        (.79)
                                                         ---------   ---------
 Net asset value, end of period                           $8.37        $9.70
                                                         =========   =========

 Total Return(c)                                          (5.17)%       4.21%(d)

 Ratios to Average Net  Assets
    Expenses, including waiver and expense reductions      1.48%         .90%(d)
    Expenses, excluding waiver and expense reductions      1.99%        1.45%(d)
    Net investment income                                  8.60%(f)     7.92%(d)

                                                           Year     5/4/1999(e)
                                                           Ended        to
                                                       11/30/2000     11/30/1999
 Per Share Operating Performance (Class Y Shares)
 Net asset value, beginning of period                    $9.73        $10.36
                                                        =========   =========
 Investment operations
    Net investment income(b)                               .88(f)        .55
    Net realized and unrealized loss on investments      (1.25)(f)      (.62)
                                                        ---------   ---------
    Total from investment operations                      (.37)         (.07)
                                                        ---------   ---------

 Distributions to shareholders from:
    Net investment income                                 (.98)         (.56)
                                                        ---------   ---------
 Net asset value, end of period                          $8.38         $9.73
                                                        =========   =========

 Total Return(c)                                         (4.31)%   (.59)%(d)

 Ratios to Average Net Assets
    Expenses, including waiver and expense reductions      .48%            -
    Expenses, excluding waiver and expense reductions      .99%          .51%(d)
    Net investment income                                 9.49%(f)      5.59%(d)

                                                          Year    12/31/1998(a)
                                                          Ended          to
 Supplemental Data for All Classes:                  11/30/2000      11/30/1999
-------------------------------------------------------------------------------
    Net assets, end of period (000)                     $31,847       $28,689
    Portfolio turnover rate                              80.53%       109.57%
--------------------------------------------------------------------------------

 (a) Commencement of operations.
 (b) Calculated using average shares outstanding during the year.
 (c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
 (d) Not annualized.
 (e) Commencement of offering of class shares.
 (f) Includes impact of amortization of premium. See Note 2.
     The effect of the change on the per share data and ratio of net investment income to average net assets is as follows:

                                                              Class A         Class B         Class C         Class Y
    Net investment income per share                         $(.01)          $(.01)           $(.01)         $(.01)
    Net realized and unrealized loss on investments           .01             .01              .01            .01
    Net investment income to average net assets              (.14%)          (.14%)           (.14%)         (.14%)


26            See Notes to Financial Statements.

Notes to Financial Statements



1.   Organization

Lord Abbett Investment Trust (the "Trust") is an open-end management investment company, organized as a Delaware business trust. The Trust currently con sists of six portfolios ("Series"). This report covers the following four Series: Lord Abbett U.S. Government Securities Series ("U.S.Government Series"), Lord Abbett Limited Duration U.S. Government Securities Series ("Limited Duration Series"), Lord Abbett Balanced Series ("BalancedSeries") and Lord Abbett High Yield Fund ("High Yield Fund"). Balanced Series invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. ("Lord Abbett"). Each Series is diversified under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.



2.   Significant Accounting Policies

(a) Investment Valuation-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and ask prices on such exchange, or, in the case of bonds, in the over-the-counter market if, in the judgement of the Trust's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and ask prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) Security Transactions and Investment Income-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and amortization/accretion are recorded using the effective interest method. Net investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) Federal Taxes-It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(d) Expenses-Expenses incurred by the Trust that do not specifically relate to an individual Series are allocated to the Series on a pro rata basis. Class A, Class B and Class C shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(e) Foreign Transactions-Transactions denominated in foreign currencies are recorded in the Trust's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates.

(f) Forward Foreign Currency Exchange Contracts-High Yield Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates or market values and any unrealized gain or loss is included in the net unrealized appreciation (depreciation) on investments, futures contracts and translations of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on foreign currency transactions.

(g) Futures Contracts-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(h) Reverse Repurchase Agreements-The U.S. Government Series and Limited Duration Series may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Series sells a U.S. government security to a securities dealer or bank for cash and agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose a Series to credit risk, but this risk is reduced because the Series receives cash equal to 100% of the price of the security sold.


The U.S. Government Series average monthly balance of reverse repurchase agreements outstanding during the year ended November 30, 2000, was $13,318,667 at a weighted average interest rate of 4.47%. The maximum amount of reverse repurchase agreements outstanding at any month-end during the year was $65,055,043 as of February 29, 2000, which was 3.14% of total assets.

(i) Change in Accounting Principle-Effective December 1, 1999, the Trust has elected to adopt the provisions of the AICPA Audit and Account ing Guide, Audits of Investment Companies, related to amortization of premiums and discounts on debt securities. For the fiscal year ended November 30, 2000, U.S. Government Series, Limited Duration Series, and High Yield Fund amortized premiums and discounts on debt securities using the effective interest method. The effect of this accounting change had no impact on the net assets of each Series, but resulted in a decrease to net investment income and a corresponding increase to net realized and unrealized gains and losses. Prior to this fiscal year, each Series did not amortize premiums on debt securities. Based on securities held as of December 1, 1999, the cumulative effect of this accounting change had no impact on the net assets of each Series, but resulted in a decrease to undistributed net investment income and a corresponding increase to net unrealized gains and losses. The amounts recorded as a result of the change in accounting principle are as follows:


                                        For the Year                Cumulative
                                      Ended 11/30/00           through 12/1/99
--------------------------------------------------------------------------------

     U.S. Government Series               $4,263,614                18,578,493
     Limited Duration Series                  18,845                    74,420
     High Yield Fund                          45,823                    26,454

The statements of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in accounting principle.



3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES


Management Fees
The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at the following annual rates.

                                     Management Fee          Voluntary Waiver
--------------------------------------------------------------------------------
U.S. Government Series                        .50%(1)                   -
Limited Duration Series                       .50%                    .46%
Balanced Series                               .75%                    .75%
High Yield Fund                               .60%                    .34%

(1) The management fee for U.S. Government Series is reduced to 0.45% for average daily net assets in excess of $3 billion.


For the year ended November 30, 2000, Lord Abbett voluntarily waived its management fees for Balanced Series and a portion of its management fees Limited Duration Series and High Yield Fund.

12b-1 Plans
Each of the Series has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee                            Class A(1)(6)    Class B          Class C
-------------------------------------------------------------------------------
Service                                 .25%           .25%    up to .25%(2)(3)
Distribution                            .10%           .75%    up to .75%(2)(4)
Quarterly service fee                     -              -     up to .25%(5)
Quarterly distribution fee                -              -     up to .75%(5)

(1) In addition, each Series pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a one-year period.
(2) Paid at the time such shares are sold, which is generally amortized over a one-year period.
(3)  For Limited Duration Series, fees are accrued at an annual rate of .25%.
(4)  For Limited Duration Series, fees are accrued at an annual rate of .75%.
(5) Paid at each quarter-end after the first anniversary of the sale of such shares.
(6) For Limited Duration Series, Class A Plan will not become active until the Series net assets reach $100 million.


Class Y does not have a distribution plan.

Balanced Series has entered into a Servicing Arrangement with the Underlying Funds pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee, distribution and service fees) of Balanced Series in proportion to the average daily value of shares owned by Balanced Series.

Commissions

Distributor received the following commissions on sales of shares of the Trust after concessions were paid to authorized distributors:

                                                   Year Ended November 30, 2000
--------------------------------------------------------------------------------
                                 Distributor                        Dealer
                                 Commissions                   Concessions
--------------------------------------------------------------------------------
U.S. Government Series               $40,341                      $222,269
Limited DurationSeries                13,672                        65,551
Balanced Series                       77,659                       430,126
High Yield Fund                       24,885                       128,542


4.   DISTRIBUTIONS

Dividends from net investment income, if any, are declared daily and paid monthly for U.S. Government Series and Limited Duration Series, and declared and paid monthly for Balanced Series and High Yield Fund. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders annually. The capital loss carryforward amount is available to offset future net capital gains. Distributions declared on December 19, 2000, and paid on December 21, 2000 to shareholders of record as of December 20, 2000 were as follows:

                                                Rate          Aggregate
                                           Per Share             Amount
--------------------------------------------------------------------------------
Limited Duration Series
    Net Investment Income-Class A            $0.0741           $187,710
    Net Investment Income-Class C             0.0287             27,311

Distributions declared on December 14, 2000, and paid on December 15, 2000 to shareholders of record as of December 14, 2000 were as follows:

                                                 Rate          Aggregate
                                            Per Share             Amount
--------------------------------------------------------------------------------
Balanced Series
    Net Investment Income-Class A             $0.0391         $  254,009
    Net Investment Income-Class B              0.0327             43,955
    Net Investment Income-Class C              0.0327             44,689
    Short-Term Capital Gains-Class A           0.0004              2,767
    Short-Term Capital Gains-Class B           0.0004                573
    Short-Term Capital Gains-Class C           0.0004                582
    Long-Term Capital Gains-Class A            0.5196          3,375,766
    Long-Term Capital Gains-Class B            0.5196            698,491
    Long-Term Capital Gains-Class C            0.5196            710,148


At November 30, 2000, the capital loss carryforwards along with the related expiration dates are as follows:

                                                                                                                    Expiration Date
                             2001           2002         2003          2004         2005         2007         2008           Total
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Series          -   $351,704,549  $42,077,390  $135,807,633  $43,030,400  $42,258,127  $11,406,737    $626,284,836
Limited Duration Series  $690,609        337,525      155,213             -            -      243,562        8,261       1,435,170
High Yield Fund                 -              -            -             -            -      222,803    1,012,806       1,235,609



5.   PORTFOLIO SECURITIES TRANSACTIONS

The Trust may lend its securities to member banks of the Federal Reserve System and to registered broker-dealers approved by Lord Abbett. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned.

As of November 30, 2000, the value of securities loaned for U.S. Government Series was $85,828,097. These loans were collateralized by cash of $88,766,102 which is invested in a restricted money market account. Income from securities lending of $71,373 is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Purchases and sales of investment securities (other than short-term investments) are as follows:

                                                   Year Ended November 30, 2000
--------------------------------------------------------------------------------
                                      Purchases                      Sales
--------------------------------------------------------------------------------
U.S. Government Series           $6,028,041,515             $6,505,235,894
Limited Duration Series              80,620,270                 81,651,950
BalancedSeries                       15,261,597                  4,052,900
High Yield Fund                      29,765,831                 24,179,421

As of November 30, 2000, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes are as follows:

                                                                                                                    Net
                                                                  Gross                    Gross             Unrealized
                                                             Unrealized              Unrealized            Appreciation
                                        Tax Cost            Appreciation            Depreciation          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Series            $1,470,202,223             $21,899,209            $(21,934,744)          $    (35,535)
Limited Duration Series               18,874,755                  64,288                (103,202)               (38,914)
Balanced Series                      115,312,206                       -              (8,998,433)            (8,998,433)
High Yield Fund                       35,369,106                 301,746              (4,324,139)            (4,022,393)


The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as cumulative amortization of premiums.

U.S.Government Series had the following futures obligations at November 30, 2000:

                                                                                                               Unrealized
Type                                    Expiration       Contracts       Position       Market Value         Depreciation
------------------------------------------------------------------------------------------------------------------------------------

U.S. 5 Year Note                        March 2001              95          Short           $970,039            $(114,030)
U.S. 10 Year Note                       March 2001              40          Short            412,125             (110,200)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                           $(224,230)
------------------------------------------------------------------------------------------------------------------------------------

High Yield Fund had the following forward foreign currency contract outstanding at November 30, 2000:

                                                                       Value at
                                                                    Settlement Date
                                           Settlement       ------------------------------      Current        Unrealized
Currency                       Type               Date      Local Currency    U.S. Dollars        Value      Appreciation
------------------------------------------------------------------------------------------------------------------------------------

Euro                           Sell          3/20/2001             175,000        $150,588     $152,891        $   (2,303)
------------------------------------------------------------------------------------------------------------------------------------




6.   CERTAIN RECLASSIFICATIONS

Net  investment  income   distributions  and  capital  gains  distributions  are
determined  in  accordance  with income tax  regulations,  which may differ from accounting principles generally accepted in the United States of America.  These differences are either  considered  temporary or permanent in nature.  Permanent items identified during the year ended November 30, 2000, have been reclassified among  the  components  of net  assets  based on their tax  basis  treatment  as follows:

                                                      Undistributed Net
                                                      Investment Income/
                                                       Distributions in           Undistributed
                                                           Excess of Net            Net Realized
                                                       Investment Income            Gain and Loss        Paid-In Capital
                                                     Increase (Decrease)      Increase (Decrease)    Increase (Decrease)
                                                  ----------------------------------------------------------------------------------
U.S. Government Series                                       $10,299,026             $(5,603,726)          $(4,695,300)
Limited Duration Series                                           29,522                 491,560              (521,082)
Balanced Series                                                  225,642                (224,336)               (1,306)
High Yield Fund                                                  190,775                 (22,630)             (168,145)

7.   TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett group based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Trust or other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon is included in Trustees' expense on the Statement of Operations and are not deductible for Federal income tax purposes until such amounts are paid.



8.   Expense Reductions

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Trust's expenses.



9.   SUMMARY OF CAPITAL TRANSACTIONS


U.S. Government SERIES                                     Year Ended November 30, 2000                Year Ended November 30, 1999
--------------------------------------------------------------------------------------------   ------------------------------------
Class A                                                     Shares              Amount                   Shares              Amount
--------------------------------------------------------------------------------------------   ------------------------------------
Shares sold                                             23,902,563       $  58,518,158               57,845,002       $ 147,028,495
Reinvestment of distributions                           18,682,874          45,601,081               21,818,128          55,558,445
Shares reacquired                                     (145,804,390)       (355,499,220)            (174,961,650)       (443,626,921)
--------------------------------------------------------------------------------------------   ------------------------------------
Decrease                                              (103,218,953)      $(251,379,981)             (95,298,520)      $(241,039,981)
--------------------------------------------------------------------------------------------   ------------------------------------
Class B
--------------------------------------------------------------------------------------------   ------------------------------------
Shares sold                                              2,853,143        $  7,115,852                6,206,611       $  15,835,695
Reinvestment of distributions                              282,127             689,260                  343,631             875,956
Shares reacquired                                       (4,639,100)        (11,315,474)              (4,118,711)        (10,483,992)
--------------------------------------------------------------------------------------------   ------------------------------------
Increase (decrease)                                     (1,503,830)       $ (3,510,362)               2,431,531        $  6,227,659
--------------------------------------------------------------------------------------------   ------------------------------------
Class C
--------------------------------------------------------------------------------------------   ------------------------------------
Shares sold                                              2,536,730        $  6,289,805                3,744,749        $  9,302,199
Reinvestment of distributions                              962,227           2,352,981                1,538,413           3,935,839
Shares reacquired                                      (14,694,773)        (35,937,108)             (17,811,371)        (45,356,630)
--------------------------------------------------------------------------------------------   ------------------------------------
Decrease                                               (11,195,816)      $ (27,294,322)             (12,528,209)      $ (32,118,592)
--------------------------------------------------------------------------------------------   ------------------------------------


Limited Duration SERIES
--------------------------------------------------------------------------------------------   ------------------------------------
Class A
--------------------------------------------------------------------------------------------   ------------------------------------
Shares sold                                              1,274,153        $  5,542,009                2,793,591       $  12,299,280
Reinvestment of distributions                               68,188             297,348                   63,392             279,103
Shares reacquired                                       (1,623,563)         (7,079,767)              (1,759,526)         (7,734,753)
--------------------------------------------------------------------------------------------   ------------------------------------
Increase (decrease)                                       (281,222)       $ (1,240,410)               1,097,457        $  4,843,630
--------------------------------------------------------------------------------------------   ------------------------------------
Class C
--------------------------------------------------------------------------------------------   ------------------------------------
Shares sold                                                210,645         $   918,875                1,153,772        $  5,065,731
Reinvestment of distributions                               17,292              75,209                   29,408             129,416
Shares reacquired                                         (658,041)         (2,851,408)                (999,252)         (4,374,025)
--------------------------------------------------------------------------------------------   ------------------------------------
Increase (decrease)                                       (430,104)       $ (1,857,324)                 183,928         $   821,122
--------------------------------------------------------------------------------------------   ------------------------------------


                                                                                                                            31



Balanced SERIES                                            Year Ended November 30, 2000             Year Ended November 30, 1999
--------------------------------------------------------------------------------------------   ------------------------------------
Class A                                                     Shares              Amount                   Shares             Amount
--------------------------------------------------------------------------------------------   ------------------------------------
Shares sold                                              1,454,294        $ 17,100,104                2,552,160         $31,273,012
Reinvestment of distributions                              636,443           7,507,747                  546,253           6,475,063
Shares reacquired                                       (1,458,773)        (17,166,941)                (729,757)         (8,931,216)
--------------------------------------------------------------------------------------------   ------------------------------------
Increase                                                   631,964        $  7,440,910                2,368,656         $28,816,859
--------------------------------------------------------------------------------------------   ------------------------------------


Class B
--------------------------------------------------------------------------------------------   ------------------------------------
Shares sold                                                418,167        $  4,904,461                  696,037         $ 8,488,941
Reinvestment of distributions                              108,680           1,280,340                   66,423             788,288
Shares reacquired                                         (258,926)         (3,042,498)                 (91,703)         (1,130,578)
--------------------------------------------------------------------------------------------   ------------------------------------
Increase                                                   267,921        $  3,142,303                  670,757         $ 8,146,651
--------------------------------------------------------------------------------------------   ------------------------------------


Class C
--------------------------------------------------------------------------------------------   ------------------------------------
Shares sold                                                382,651        $  4,509,104                  679,267         $ 8,283,098
Reinvestment of distributions                              124,833           1,469,123                   90,448           1,070,276
Shares reacquired                                         (360,248)         (4,210,404)                (173,289)         (2,106,140)
--------------------------------------------------------------------------------------------   ------------------------------------
Increase                                                   147,236        $  1,767,823                  596,426         $ 7,247,234
--------------------------------------------------------------------------------------------   ------------------------------------


High Yield Fund                                           Year Ended November 30, 2000              Period Ended November 30, 1999*

Class A
--------------------------------------------------------------------------------------------   ------------------------------------
Shares sold                                                948,423        $  8,865,697                1,773,480         $17,848,000
Reinvestment of distributions                              128,815           1,193,505                   69,775             688,298
Shares reacquired                                         (445,528)         (4,127,551)                (389,093)         (3,820,793)
--------------------------------------------------------------------------------------------   ------------------------------------
Increase                                                   631,710        $  5,931,651                1,454,162         $14,715,505
--------------------------------------------------------------------------------------------   ------------------------------------


Class B
--------------------------------------------------------------------------------------------   ------------------------------------
Shares sold                                                414,256        $  3,838,208                1,021,780         $10,214,135
Reinvestment of dividends and distributions                 50,774             470,381                   27,138             266,803
Shares reacquired                                         (320,769)         (2,984,102)                (161,478)         (1,603,737)
--------------------------------------------------------------------------------------------   ------------------------------------
Increase                                                   144,261        $  1,324,487                  887,440         $ 8,877,201
--------------------------------------------------------------------------------------------   ------------------------------------


Class C
--------------------------------------------------------------------------------------------   ------------------------------------
Shares sold                                                227,753        $  2,141,061                  638,634         $ 6,427,103
Reinvestment of distributions                               43,005             398,341                   22,025             216,609
Shares reacquired                                         (200,599)         (1,829,969)                 (48,021)           (468,700)
--------------------------------------------------------------------------------------------   ------------------------------------
Increase                                                    70,159         $   709,433                  612,638         $ 6,175,012
--------------------------------------------------------------------------------------------   ------------------------------------



Class Y                                                                                            Period Ended November 30, 1999**

Shares sold                                                      -            $      -                      110           $   1,134
Reinvestment of distributions                                   12.224             114                        5                  50
--------------------------------------------------------------------------------------------   ------------------------------------
Increase                                                        12.224       $     114                      115        $      1,184
--------------------------------------------------------------------------------------------   ------------------------------------

  *For the period December 31, 1998 to November 30, 1999. **For the period May 4, 1999 to November 30, 1999.

Independent Auditors' Report


The Board of Directors and Shareholders,
Lord Abbett Investment Trust
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of U.S. Government Securities Series, Limited Duration U.S. Government Securities Series, Balanced Series, and High Yield Fund (collectively, the "Series") of Lord Abbett Investment Trust (the "Trust") as of November 30, 2000, and the related statements of operations for the year then ended and changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion. In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Government Securities Series, Limited Duration U.S. Government Securities Series, Balanced Series, and High Yield Fund of Lord Abbett Investment Trust as of November 30, 2000, the results of their operations for the year then ended, the changes in their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.




/s/ Deloitte & Touche
New York, New York
January 23, 2001


Copyright(C)2001 by Lord Abbett Investment Trust, 90 Hudson Street, Jersey City, NJ 07302-3973

This publication, when not used for the general information of shareholders of Lord Abbett Investment Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained in this publication will come to pass. All rights reserved. Printed in the U.S.A.

                                Investing in the
                           Lord Abbett
                                   Family of Funds

GROWTH                                                                                             INCOME
===================================================================================================================
Growth Funds              Growth &                     Income Funds             Tax-Free          Money
                          Income Funds                                          Income Funds      Market Fund
-------------------------------------------------------------------------------------------------------------------
Alpha Series              Affiliated Fund              Bond-Debenture Fund      o California      U.S. Government
                                                                                o Connecticut     Securities Money
Global Fund -             Balanced Series              High Yield Fund          o Florida         Market Fund(1)(2)
Equity Series                                                                   o Georgia
                          Growth & Income Series       Global Fund--            o Hawaii
Growth                                                 Income Series            o Michigan
Opportunities             Research Fund--                                       o Minnesota
Fund                      Large-Cap Series             U.S. Government          o Missouri
                                                       Securities Series(1)     o National
International Series                                                            o New Jersey
                                                       Limited Duration U.S.    o New York
Large-Cap Growth Fund                                  Government Securities    o Pennsylvania
                                                       Series(1)                o Texas
Mid-Cap Value Fund                                                              o Washington
                                                       World Bond-
Research Fund -                                        Debenture Series
Small-Cap Value
Series






Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe that your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recommendations suitable for your individual needs.

For more complete information about any Lord Abbett Fund, including risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

Numbers to Keep Handy
For Shareholder Account or Statement Inquiries: 800-821-5129
For Literature Only: 800-874-3733
24-Hour Automated Shareholder Service Line: 800-865-7582
Visit Our Website: www.lordabbett.com

(1) An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

(2) An investment in the Fund is neither insured not guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained, its stable $1.00 price per share.

[LOGO]          Lord, Abbett & Co.                                PRSRT STD
                Investment Management                            U.S. POSTAGE
A Tradition of Performance Through Disciplined Investing             PAID
                                                                 NEW YORK, NY
                                                               PERMIT NO. 2405
Lord Abbett Mutual Fund shares are distributed by:
LORD ABBETT DISTRIBUTOR LLC
-----------------------------------------------------
90 Hudson Street o Jersey City, New Jersey 07302-3973


                                                                   LAIT-2-1100
                                                                   (1/01)